UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21746

Name of Fund: Small Cap Premium & Dividend Income Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Small Cap Premium & Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (212) 449-4742

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders

Small Cap Premium &
Dividend Income Fund Inc.

Semi-Annual Report
(Unaudited)
June 30, 2007

[LOGO] IQ INVESTMENT                            BLACKROCK
          ADVISORS

Small Cap Premium & Dividend Income Fund Inc.

Proxy Results

During the six-month period ended June 30, 2007, the shareholders of Small Cap Premium & Dividend Income Fund Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on April 27, 2007. A description of the proposal and number of shares voted are as follows:

-------------------------------------------------------------------------------------------------------
                                                                       Shares Voted     Shares Withheld
                                                                           For            From Voting
-------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors:      Paul Glasserman         12,076,456          173,049
                                                Steven W. Kohlhagen     12,079,256          170,249
                                                William J. Rainer       12,082,650          166,855
-------------------------------------------------------------------------------------------------------

Directors and Officers

William J. Rainer, Director and Chairman of the Board
Paul Glasserman, Director and Chairman of the Audit Committee
Steven W. Kohlhagen, Director and Chairman of the
  Nominating and Corporate Governance Committee
Donald C. Burke, Vice President and Secretary
Martin G. Byrne, Chief Legal Officer
Mitchell M. Cox, President
Justin C. Ferri, Vice President
Jay M. Fife, Vice President
James E. Hillman, Vice President and Treasurer
Catherine A. Johnston, Chief Compliance Officer
Colleen R. Rusch, Vice President

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

The Bank of New York
101 Barclay Street -- 11 East
New York, NY 10286

NYSE Symbol

RCC


2       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.              JUNE 30, 2007

Portfolio Information

As of June 30, 2007

                                                                      Percent of
Ten Largest  Holdings                                                 Net Assets
--------------------------------------------------------------------------------
CF Industries Holdings, Inc. .......................................     0.2%
Flir Systems, Inc. .................................................     0.2
Polycom, Inc. ......................................................     0.2
Florida East Coast Industries, Inc. ................................     0.2
Time Warner Telecom, Inc. Class A ..................................     0.2
Sotheby's Holdings, Inc. Class A ...................................     0.2
Hologic, Inc. ......................................................     0.2
ValueClick, Inc. ...................................................     0.2
Alexandria Real Estate Equities, Inc. ..............................     0.2
Equinix, Inc. ......................................................     0.2
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) ..............................     6.1%
Banks: Outside New York City .......................................     5.3
Computer Services Software & Systems ...............................     4.8
Retail .............................................................     3.7
Services: Commercial ...............................................     3.5
--------------------------------------------------------------------------------

                                                                      Percent of
Sector Representation                                      Long-Term Investments
--------------------------------------------------------------------------------
Financials Services ...............................................     22.7%
Consumer Discretionary ............................................     19.3
Technology ........................................................     13.2
Health Care .......................................................     11.5
Materials & Processing ............................................      9.6
Producer Durables .................................................      7.5
Other Energy ......................................................      4.9
Auto & Transportation .............................................      4.4
Utilities .........................................................      4.1
Consumer Staples ..................................................      2.3
Other .............................................................      0.4
Integrated Oils ...................................................      0.1
--------------------------------------------------------------------------------
      For Fund portfolio compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.


    SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.         JUNE 30, 2007       3

A Discussion With Your Fund's Portfolio Managers

      We are pleased to provide you with this shareholder report for Small Cap Premium & Dividend Income Fund Inc. (the "Fund"). While the Fund is advised by IQ Investment Advisors, the following discussion is provided by BlackRock Investment Management, LLC, the Fund's subadviser.

The investment objective of the Fund is to provide shareholders with a high level of income, with a secondary objective of capital appreciation.

How did the Fund perform during the six-month period?

For the six-month period ending June 30, 2007, the Common Stock of the Fund had a total investment return of +4.42%, based on a change in per share net asset value of $18.80 to $18.63, and assuming reinvestment of a $1.00 distribution paid on June 29, 2007. During the same period, the Russell 2000(R) Index, the Fund's unmanaged reference index, had a total return of +6.45% (including reinvestment of any dividends).

For more detail with regard to the Fund's total investment return based on a change in the per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

How did you manage the portfolio during the six-month period?

Our overall investment strategy involves a three-pronged approach aimed at achieving the Fund's objectives. First, we use a proprietary, quantitative model to build a diversified portfolio of stocks that approximates the sector weights and risk characteristics of the Russell 2000 Index. Second, we sell Russell 2000 Index call options in an effort to generate additional income for the Fund's shareholders. Finally, the third element of our investment strategy involves the periodic rebalancing of the portfolio in order to track the risks and composition of the Russell 2000 Index.

How would you characterize the Fund's position at the close of the six-month period?

We are continuing in our efforts to maintain a portfolio that closely replicates the composition of the Russell 2000 Index. Given the Fund's investment process and current positions, we believe the Fund is well positioned to meet its objectives.

Jonathan Clark
Portfolio Manager

Debra L. Jelilian
Portfolio Manager

Jeffrey L. Russo, CFA
Portfolio Manager

July 13, 2007

Russell 2000 is a registered trademark of the Frank Russell Company.


4       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.              JUNE 30, 2007

Summary Schedule of Investments as of June 30, 2007 (Unaudited)

This summary schedule of investments is presented to help investors focus on the Fund's principal holdings. It includes the Fund's 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. In addition, the summary schedule of investments allows the adviser certain efficiencies. As such, any cost savings in report production or printing are passed on to the Fund and, ultimately to Fund shareholders. A complete schedule of investments is available without charge, upon request, by calling 1-877-449-4742 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

==========================================================================================================================
                                        Shares                                                                  Percent of
Industry                                  Held     Common Stocks                                    Value       Net Assets
==========================================================================================================================
Advertising Agencies                    16,230     ValueClick, Inc. (a)                        $    478,136         0.2%
                                                   Other Securities                                 888,059         0.3
                                                                                               ---------------------------
                                                                                                  1,366,195         0.5
--------------------------------------------------------------------------------------------------------------------------
Aerospace                                          Other Securities                               1,630,797         0.6
--------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching                    Other Securities                                 174,636         0.1
--------------------------------------------------------------------------------------------------------------------------
Air Transport                                      Other Securities                               2,185,711         0.9
--------------------------------------------------------------------------------------------------------------------------
Aluminum                                           Other Securities                                 367,930         0.1
--------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market                           Other Securities                                 391,834         0.1
--------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment          12,470     Lear Corp. (a)                                   444,057         0.2
                                                   Other Securities                               1,153,533         0.4
                                                                                               ---------------------------
                                                                                                  1,597,590         0.6
--------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts                               Other Securities                                 575,605         0.2
--------------------------------------------------------------------------------------------------------------------------
Banks: New York City                               Other Securities                                 163,680         0.1
--------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City                       Other Securities                              13,546,339         5.3
--------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries)                       Other Securities                                  62,960         0.0
--------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks                              Other Securities                                 271,511         0.1
--------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production                Other Securities                               6,133,920         2.4
--------------------------------------------------------------------------------------------------------------------------
Building Materials                                 Other Securities                               1,383,269         0.5
--------------------------------------------------------------------------------------------------------------------------
Building: Cement                                   Other Securities                                  47,795         0.0
--------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing                       Other Securities                                 155,580         0.1
--------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous                            Other Securities                                 469,048         0.2
--------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard                      Other Securities                                 130,823         0.1
--------------------------------------------------------------------------------------------------------------------------
Cable Television Services                          Other Securities                                 385,146         0.1
--------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling                                 Other Securities                               1,466,385         0.6
--------------------------------------------------------------------------------------------------------------------------
Chemicals                                9,000     CF Industries Holdings, Inc.                     539,010         0.2
                                        19,900     Hercules, Inc. (a)                               391,035         0.1
                                                   Other Securities                               3,011,860         1.2
                                                                                               ---------------------------
                                                                                                  3,941,905         1.5
--------------------------------------------------------------------------------------------------------------------------
Coal                                               Other Securities                                 337,107         0.1
--------------------------------------------------------------------------------------------------------------------------
Commercial Information Services                    Other Securities                                 634,186         0.2
--------------------------------------------------------------------------------------------------------------------------
Communications & Media                             Other Securities                                 375,916         0.1
--------------------------------------------------------------------------------------------------------------------------
Communications Technology                5,000     Anixter International, Inc. (a)(b)               376,050         0.1
                                        23,700     Foundry Networks, Inc. (a)                       394,842         0.2
                                        42,900     Sonus Networks, Inc. (a)                         365,508         0.1
                                                   Other Securities                               5,237,487         2.1
                                                                                               ---------------------------
                                                                                                  6,373,887         2.5
--------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems     5,000     Equinix, Inc. (a)                                457,350         0.2
                                         6,800     Micros Systems, Inc. (a)                         369,920         0.1
                                        21,800     Nuance Communications, Inc. (a)                  364,714         0.1
                                        19,520     Parametric Technology Corp. (a)                  421,827         0.2
                                                   Other Securities                              10,636,105         4.2
                                                                                               ---------------------------
                                                                                                 12,249,916         4.8
--------------------------------------------------------------------------------------------------------------------------


    SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.         JUNE 30, 2007       5

==========================================================================================================================
                                        Shares                                                                  Percent of
Industry                                  Held     Common Stocks                                    Value       Net Assets
==========================================================================================================================
Computer Technology                                Other Securities                             $ 2,783,014         1.1%
--------------------------------------------------------------------------------------------------------------------------
Construction                             5,200     EMCOR Group, Inc. (a)                            379,080         0.2
                                         5,900     Granite Construction, Inc.                       378,662         0.2
                                         4,700     Washington Group International, Inc. (a)         376,047         0.1
                                                   Other Securities                                 341,795         0.1
                                                                                               ---------------------------
                                                                                                  1,475,584         0.6
--------------------------------------------------------------------------------------------------------------------------
Consumer Electronics                               Other Securities                               1,966,470         0.8
--------------------------------------------------------------------------------------------------------------------------
Consumer Products                                  Other Securities                               1,733,264         0.7
--------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals & Glass  11,500     AptarGroup, Inc.                                 408,940         0.1
                                                   Other Securities                                 724,054         0.3
                                                                                               ---------------------------
                                                                                                  1,132,994         0.4
--------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper & Plastic            Other Securities                                 203,135         0.1
--------------------------------------------------------------------------------------------------------------------------
Copper                                             Other Securities                                 213,528         0.1
--------------------------------------------------------------------------------------------------------------------------
Cosmetics                                          Other Securities                                 459,320         0.2
--------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services                     Other Securities                               1,647,547         0.6
--------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing       7,500     Acuity Brands, Inc.                              452,100         0.2
                                                   Other Securities                               1,626,202         0.6
                                                                                               ---------------------------
                                                                                                  2,078,302         0.8
--------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains                        Other Securities                               1,569,760         0.6
--------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals                            Other Securities                               5,813,605         2.3
--------------------------------------------------------------------------------------------------------------------------
Education Services                                 Other Securities                               1,248,064         0.5
--------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics                           Other Securities                                 700,843         0.3
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components        7,470     Baldor Electric Co.                              368,122         0.1
                                                   Other Securities                               2,029,730         0.8
                                                                                               ---------------------------
                                                                                                  2,397,852         0.9
--------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance                    Other Securities                                  49,872         0.0
--------------------------------------------------------------------------------------------------------------------------
Electronics                             11,400     Flir Systems, Inc. (a)                           527,250         0.2
                                                   Other Securities                               1,373,757         0.5
                                                                                               ---------------------------
                                                                                                  1,901,007         0.7
--------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments,                4,890     Itron, Inc. (a)                                  381,127         0.1
Gauges & Meters                                    Other Securities                                 221,272         0.1
                                                                                               ---------------------------
                                                                                                    602,399         0.2
--------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems             8,750     Hologic, Inc. (a)                                483,963         0.2
                                                   Other Securities                               2,124,499         0.8
                                                                                               ---------------------------
                                                                                                  2,608,462         1.0
--------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/           37,900     ON Semiconductor Corp. (a)                       406,288         0.2
Components                                         Other Securities                               4,613,222         1.8
                                                                                               ---------------------------
                                                                                                  5,019,510         2.0
--------------------------------------------------------------------------------------------------------------------------
Electronics: Technology                            Other Securities                               1,277,803         0.5
--------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous                               Other Securities                               1,404,871         0.5
--------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services                 Other Securities                               1,313,557         0.5
--------------------------------------------------------------------------------------------------------------------------
Entertainment                                      Other Securities                                 911,784         0.4
--------------------------------------------------------------------------------------------------------------------------
Fertilizers                             15,100     Terra Industries, Inc. (a)                       383,842         0.1
--------------------------------------------------------------------------------------------------------------------------
Finance Companies                        6,300     International Securities Exchange, Inc.          411,705         0.1
                                                   Other Securities                                 412,389         0.2
                                                                                               ---------------------------
                                                                                                    824,094         0.3
--------------------------------------------------------------------------------------------------------------------------


6       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.              JUNE 30, 2007

==========================================================================================================================
                                        Shares                                                                  Percent of
Industry                                  Held     Common Stocks                                    Value       Net Assets
==========================================================================================================================
Finance: Small Loan                                Other Securities                            $    360,562         0.1%
--------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services       9,000     Deluxe Corp.                                     365,490         0.2
& Systems                                          Other Securities                               1,632,748         0.6
                                                                                               ---------------------------
                                                                                                  1,998,238         0.8
--------------------------------------------------------------------------------------------------------------------------
Financial Information Services                     Other Securities                                 640,991         0.2
--------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous                 10,600     Sotheby's Holdings, Inc. Class A                 487,812         0.2
                                                   Other Securities                               1,782,298         0.7
                                                                                               ---------------------------
                                                                                                  2,270,110         0.9
--------------------------------------------------------------------------------------------------------------------------
Foods                                              Other Securities                               2,626,305         1.0
--------------------------------------------------------------------------------------------------------------------------
Forest Products                                    Other Securities                                 212,778         0.1
--------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services                     Other Securities                                 171,894         0.1
--------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries                       Other Securities                                 142,557         0.1
--------------------------------------------------------------------------------------------------------------------------
Glass                                              Other Securities                                 136,318         0.1
--------------------------------------------------------------------------------------------------------------------------
Gold                                               Other Securities                                 267,536         0.1
--------------------------------------------------------------------------------------------------------------------------
Health Care Facilities                             Other Securities                               1,721,948         0.7
--------------------------------------------------------------------------------------------------------------------------
Health Care Management Services                    Other Securities                               1,474,666         0.6
--------------------------------------------------------------------------------------------------------------------------
Health Care Services                               Other Securities                               1,674,291         0.7
--------------------------------------------------------------------------------------------------------------------------
Homebuilding                                       Other Securities                                 669,973         0.3
--------------------------------------------------------------------------------------------------------------------------
Hotel/Motel                                        Other Securities                                 205,393         0.1
--------------------------------------------------------------------------------------------------------------------------
Household Furnishings                              Other Securities                               1,183,704         0.5
--------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices            Other Securities                               1,472,563         0.6
--------------------------------------------------------------------------------------------------------------------------
Industrial Products                                Other Securities                                 160,617         0.1
--------------------------------------------------------------------------------------------------------------------------
Insurance: Life                                    Other Securities                               1,110,800         0.4
--------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line                              Other Securities                               2,736,682         1.1
--------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty            15,200     Aspen Insurance Holdings Ltd.                    426,663         0.2
                                        10,300     Ohio Casualty Corp.                              446,093         0.2
                                                   Other Securities                               3,953,153         1.5
                                                                                               ---------------------------
                                                                                                  4,825,909         1.9
--------------------------------------------------------------------------------------------------------------------------
Investment Management Companies         17,376     Apollo Investment Corp.                          373,932         0.1
                                                   Other Securities                               1,682,860         0.7
                                                                                               ---------------------------
                                                                                                  2,056,792         0.8
--------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones                       Other Securities                                 318,596         0.1
--------------------------------------------------------------------------------------------------------------------------
Leisure Time                                       Other Securities                               1,301,472         0.5
--------------------------------------------------------------------------------------------------------------------------
Machine Tools                                      Other Securities                                  64,974         0.0
--------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering                            Other Securities                                 231,575         0.1
--------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural                            Other Securities                                 144,746         0.1
--------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling                 Other Securities                                 330,537         0.1
--------------------------------------------------------------------------------------------------------------------------
Machinery: Engines                                 Other Securities                                 279,284         0.1
--------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty                    Other Securities                               1,601,741         0.6
--------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment           15,100     Hanover Compressor Co. (a)                       360,135         0.2
& Services                                         Other Securities                               3,401,087         1.3
                                                                                               ---------------------------
                                                                                                  3,761,222         1.5
--------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty                     5,850     Bucyrus International, Inc.                      414,063         0.2
                                                   Other Securities                                 304,232         0.1
                                                                                               ---------------------------
                                                                                                    718,295         0.3
--------------------------------------------------------------------------------------------------------------------------
Manufactured Housing                               Other Securities                                 181,527         0.1
--------------------------------------------------------------------------------------------------------------------------
Manufacturing                                      Other Securities                                 187,862         0.1
--------------------------------------------------------------------------------------------------------------------------


    SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.         JUNE 30, 2007       7

==========================================================================================================================
                                        Shares                                                                  Percent of
Industry                                  Held     Common Stocks                                    Value       Net Assets
==========================================================================================================================
Medical & Dental Instruments &           7,200     Inverness Medical Innovations, Inc. (a)     $    367,344         0.1%
Supplies                                 7,800     Kyphon, Inc. (a)                                 375,570         0.1
                                         5,100     Ventana Medical Systems, Inc. (a)                394,077         0.2
                                                   Other Securities                               5,844,931         2.3
                                                                                               ---------------------------
                                                                                                  6,981,922         2.7
--------------------------------------------------------------------------------------------------------------------------
Medical Services                                   Other Securities                                 701,230         0.3
--------------------------------------------------------------------------------------------------------------------------
Metal Fabricating                                  Other Securities                               2,443,695         1.0
--------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous                    Other Securities                               1,648,628         0.6
--------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing                  Other Securities                                  28,730         0.0
--------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business & Consumer
Discretionary                                      Other Securities                                  57,568         0.0
--------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples                     Other Securities                                  91,264         0.0
--------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care                          Other Securities                                  10,143         0.0
--------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &
Commodities                                        Other Securities                                 488,656         0.2
--------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &
Processing                                         Other Securities                                 722,152         0.3
--------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables                    Other Securities                                 120,396         0.1
--------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology                           Other Securities                                 321,608         0.1
--------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies                             Other Securities                               1,013,899         0.4
--------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business
Equipment                                          Other Securities                                 748,148         0.3
--------------------------------------------------------------------------------------------------------------------------
Offshore Drilling                                  Other Securities                                 477,479         0.2
--------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers                    26,250     PetroHawk Energy Corp. (a)                       416,325         0.1
                                                   Other Securities                               5,044,243         2.0
                                                                                               ---------------------------
                                                                                                  5,460,568         2.1
--------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic                           Other Securities                                 277,029         0.1
--------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International                      Other Securities                                  48,783         0.0
--------------------------------------------------------------------------------------------------------------------------
Paints & Coatings                                  Other Securities                                 492,986         0.2
--------------------------------------------------------------------------------------------------------------------------
Paper                                              Other Securities                               1,102,924         0.4
--------------------------------------------------------------------------------------------------------------------------
Photography                                        Other Securities                                  41,700         0.0
--------------------------------------------------------------------------------------------------------------------------
Plastics                                           Other Securities                                 199,171         0.1
--------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental
Services                                           Other Securities                                 420,679         0.2
--------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment                       Other Securities                                 242,008         0.1
--------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services                        Other Securities                                 659,846         0.3
--------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment                    Other Securities                               2,895,749         1.1
--------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous                          Other Securities                                 657,520         0.3
--------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers                             Other Securities                                 728,791         0.3
--------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters                            Other Securities                               1,284,608         0.5
--------------------------------------------------------------------------------------------------------------------------
Railroad Equipment                                 Other Securities                                 513,539         0.2
--------------------------------------------------------------------------------------------------------------------------
Railroads                                6,000     Florida East Coast Industries, Inc.              497,880         0.2
                                                   Other Securities                                 171,580         0.1
                                                                                               ---------------------------
                                                                                                    669,460         0.3
--------------------------------------------------------------------------------------------------------------------------
Real Estate                                        Other Securities                                 465,733         0.2
--------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)    4,800     Alexandria Real Estate Equities, Inc.            464,736         0.2
                                        13,700     Nationwide Health Properties, Inc.               372,640         0.1
                                         7,100     Post Properties, Inc.                            370,123         0.1


8       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.              JUNE 30, 2007

==========================================================================================================================
                                        Shares                                                                  Percent of
Industry                                  Held     Common Stocks                                    Value       Net Assets
==========================================================================================================================
Real Estate Investment Trusts (REITs)   16,600     Realty Income Corp.                         $    418,154         0.2%
(concluded)                                        Other Securities                              14,001,921         5.5
                                                                                               ---------------------------
                                                                                                 15,627,574         6.1
--------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats                      Other Securities                                 692,348         0.3
--------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial              Other Securities                                 392,840         0.1
--------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer                Other Securities                                 852,271         0.3
--------------------------------------------------------------------------------------------------------------------------
Restaurants                              5,000     Chipotle Mexican Grill, Inc. Class B (a)         393,150         0.2
                                         5,100     Jack in the Box, Inc. (a)                        361,794         0.1
                                                   Other Securities                               3,641,126         1.4
                                                                                               ---------------------------
                                                                                                  4,396,070         1.7
--------------------------------------------------------------------------------------------------------------------------
Retail                                   8,400     Men's Wearhouse, Inc.                            428,988         0.2
                                         5,900     Priceline.com, Inc. (a)                          405,566         0.2
                                                   Other Securities                               8,528,742         3.3
                                                                                               ---------------------------
                                                                                                  9,363,296         3.7
--------------------------------------------------------------------------------------------------------------------------
Savings & Loan                                     Other Securities                               3,831,687         1.5
--------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers                   Other Securities                                 404,442         0.2
--------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services                    Other Securities                               1,236,675         0.5
--------------------------------------------------------------------------------------------------------------------------
Services: Commercial                               Other Securities                               8,842,200         3.5
--------------------------------------------------------------------------------------------------------------------------
Shipping                                           Other Securities                               1,616,282         0.6
--------------------------------------------------------------------------------------------------------------------------
Shoes                                              Other Securities                               1,584,556         0.6
--------------------------------------------------------------------------------------------------------------------------
Steel                                              Other Securities                                 666,117         0.3
--------------------------------------------------------------------------------------------------------------------------
Sugar                                              Other Securities                                  58,501         0.0
--------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment            25,300     Andrew Corp. (a)(b)                              365,332         0.1
                                         7,300     Belden, Inc.                                     404,055         0.2
                                        14,900     Polycom, Inc. (a)                                500,640         0.2
                                                   Other Securities                               1,250,905         0.5
                                                                                               ---------------------------
                                                                                                  2,520,932         1.0
--------------------------------------------------------------------------------------------------------------------------
Textile Products                                   Other Securities                                 167,854         0.1
--------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers                     Other Securities                               1,956,171         0.8
--------------------------------------------------------------------------------------------------------------------------
Tires & Rubber                                     Other Securities                                 380,513         0.1
--------------------------------------------------------------------------------------------------------------------------
Tobacco                                            Other Securities                                 645,141         0.3
--------------------------------------------------------------------------------------------------------------------------
Toys                                               Other Securities                                 403,956         0.2
--------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous                       Other Securities                                 575,911         0.2
--------------------------------------------------------------------------------------------------------------------------
Truckers                                           Other Securities                               1,135,130         0.5
--------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio                        Other Securities                                  85,272         0.0
--------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical                   15,300     Westar Energy, Inc.                              371,484         0.1
                                                   Other Securities                               3,181,493         1.3
                                                                                               ---------------------------
                                                                                                  3,552,977         1.4
--------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors                        Other Securities                               2,008,985         0.8
--------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous                           Other Securities                                 249,490         0.1
--------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications           24,430     Time Warner Telecom, Inc. Class A (a)            491,043         0.2
                                                   Other Securities                               2,796,029         1.1
                                                                                               ---------------------------
                                                                                                  3,287,072         1.3
--------------------------------------------------------------------------------------------------------------------------
Utilities: Water                                   Other Securities                                 397,845         0.2
--------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade                    Other Securities                                 200,796         0.1
--------------------------------------------------------------------------------------------------------------------------
Wholesalers                                        Other Securities                                 785,594         0.3
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks
                                                   (Cost -- $209,460,234)                       235,317,722        92.3
==========================================================================================================================



    SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.         JUNE 30, 2007       9

Summary Schedule of Investments (concluded)

                                                                                                                Percent of
                                                   Mutual Funds                                     Value       Net Assets
==========================================================================================================================
                                                   Other Securities                            $    305,445         0.1%
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Mutual Funds
                                                   (Cost -- $314,432)                               305,445         0.1
==========================================================================================================================

==========================================================================================================================
                                          Face
                                        Amount     Short-Term Securities
==========================================================================================================================
Time Deposits                      $20,931,213     State Street Bank & Trust Co.,
                                                   4.25% due 7/02/2007                           20,931,213         8.2
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities
                                                   (Cost -- $20,931,213)                         20,931,213         8.2
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments
                                                   (Cost -- $230,705,879)                       256,554,380       100.6
==========================================================================================================================

==========================================================================================================================
                                     Number of
                                     Contracts     Options Written
==========================================================================================================================
                                         1,700     Russell 2000 Index, expiring July 2007
                                                   at USD 850                                    (1,360,000)       (0.5)
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Options Written
                                                   (Premiums Received -- $2,754,760)             (1,360,000)       (0.5)
==========================================================================================================================
Total Investments, Net of Options Written (Cost -- $227,951,119*)                               255,194,380       100.1

Liabilities in Excess of Other Assets                                                              (110,563)       (0.1)
                                                                                               ---------------------------
Net Assets                                                                                     $255,083,817       100.0
                                                                                               ===========================

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of June 30, 2007 as computed for federal income tax purposes, were as follows:

      Aggregate cost ...............................              $ 254,061,508
                                                                  =============
      Gross unrealized appreciation ................              $   7,024,027
      Gross unrealized depreciation ................                 (5,891,155)
                                                                  -------------
      Net unrealized appreciation ..................              $   1,132,872
                                                                  =============

(a)   Non-income producing security.
(b) All or a portion of security held as collateral in connection with open financial futures contracts.
o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Fund and issues not exceeding 1% of net assets. Some securities, or a portion thereof, in this category are held as collateral in connection with open financial futures contracts.
o     Financial futures contracts purchased as of June 30, 2007 were as follows:

      ---------------------------------------------------------------------
      Number of                 Expiration         Face         Unrealized
      Contracts     Issue          Date            Value       Depreciation
      ---------------------------------------------------------------------
        35          Russell     September
                  2000 Index      2007          $14,815,949     $(79,199)
      ---------------------------------------------------------------------

      See Notes to Financial Statements.


10      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.              JUNE 30, 2007

Statement of Assets, Liabilities and Capital

As of June 30, 2007 (Unaudited)
====================================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------------
                   Investments in unaffiliated securities, at value (identified cost -- $230,705,879)
                                                                                                                       $256,554,380
                   Cash .............................................................................                        61,888
                   Receivables:
                      Dividends .....................................................................   $    268,623
                      Securities sold ...............................................................         92,825
                      Interest ......................................................................          2,471        363,919
                                                                                                        ------------
                   Prepaid expenses .................................................................                        12,705
                                                                                                                       ------------
                   Total assets .....................................................................                   256,992,892
                                                                                                                       ------------
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
                   Options written, at value (premiums received -- $2,754,760) ......................                     1,360,000
                   Payables:
                      Investment adviser ............................................................        181,710
                      Variation margin ..............................................................         56,704
                      Options written ...............................................................         41,050        279,464
                                                                                                        ------------
                   Accrued expenses .................................................................                       269,611
                                                                                                                       ------------
                   Total liabilities ................................................................                     1,909,075
                                                                                                                       ------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                   Net assets .......................................................................                  $255,083,817
                                                                                                                       ============
====================================================================================================================================
Capital
------------------------------------------------------------------------------------------------------------------------------------
Common Stock, par value $.001 per share, 100,000,000 shares authorized ..............................                  $     13,694
Paid-in capital in excess of par ....................................................................                   250,977,621
Accumulated distributions in excess of investment income -- net .....................................   $(12,746,022)
Accumulated realized capital losses -- net ..........................................................    (10,325,538)
Unrealized appreciation -- net ......................................................................     27,164,062
                                                                                                        ------------
Total accumulated earnings -- net ...................................................................                     4,092,502
                                                                                                                       ------------
Total capital -- Equivalent to $18.63 per share based on 13,693,810 shares
        of Common Stock outstanding (market price -- $19.36) ........................................                  $255,083,817
                                                                                                                       ============

      See Notes to Financial Statements.


    SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.         JUNE 30, 2007      11

Statement of Operations

For the Six Months Ended June 30, 2007 (Unaudited)
====================================================================================================================================
Investment Income
------------------------------------------------------------------------------------------------------------------------------------
                         Dividends (net of $466 foreign withholding tax) .................                               $ 1,141,932
                         Interest ........................................................                                   581,640
                                                                                                                         -----------
                         Total income ....................................................                                 1,723,572
                                                                                                                         -----------
====================================================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------------------------------
                         Investment advisory fees ........................................         $  1,167,067
                         Professional fees ...............................................               50,828
                         Accounting services .............................................               50,509
                         Transfer agent fees .............................................               25,615
                         Directors' fees and expenses ....................................               24,937
                         Printing and shareholder reports ................................               21,150
                         Licensing fees ..................................................               17,268
                         Repurchase offer fees ...........................................               12,096
                         Listing fees ....................................................               11,584
                         Custodian fees ..................................................                9,606
                         Other ...........................................................               14,421
                                                                                                   ------------
                         Total expenses ..................................................                                 1,405,081
                                                                                                                         -----------
                         Investment income -- net ........................................                                   318,491
                                                                                                                         -----------
====================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
------------------------------------------------------------------------------------------------------------------------------------
                         Realized gain (loss) on:
                            Investments -- net ...........................................            7,462,901
                            Financial futures contracts -- net ...........................            1,220,924
                            Options written -- net .......................................           (4,225,206)           4,458,619
                                                                                                   ------------
                         Change in unrealized appreciation/depreciation on:
                            Investments -- net ...........................................            6,458,460
                            Financial futures contracts -- net ...........................               24,571
                            Options written -- net .......................................              (80,490)           6,402,541
                                                                                                   ---------------------------------
                         Total realized and unrealized gain -- net .......................                                10,861,160
                                                                                                                         -----------
                         Net Increase in Net Assets Resulting from Operations ............                               $11,179,651
                                                                                                                         ===========

      See Notes to Financial Statements.


12      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.              JUNE 30, 2007

Statements of Changes in Net Assets

                                                                                                    For the Six
                                                                                                   Months Ended           For the
                                                                                                     June 30,           Year Ended
                                                                                                       2007            December 31,
Increase (Decrease) in Net Assets:                                                                  (Unaudited)            2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ......................................................       $    318,491        $   1,228,837
            Realized gain -- net ..........................................................          4,458,619           11,354,409
            Change in unrealized appreciation/depreciation -- net .........................          6,402,541           23,345,428
                                                                                                  ---------------------------------
            Net increase in net assets resulting from operations ..........................         11,179,651           35,928,674
                                                                                                  ---------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ......................................................        (13,611,798)+         (3,289,476)
            Realized gain -- net ..........................................................                 --          (26,589,848)
            Tax return of capital .........................................................                 --           (1,629,839)
                                                                                                  ---------------------------------
            Net decrease in net assets resulting from dividends and
              distributions to shareholders ...............................................        (13,611,798)         (31,509,163)
                                                                                                  ---------------------------------
===================================================================================================================================
Common Stock Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Adjustment of offering costs resulting from the issuance
              of Common Stock ............................................................             135,048                   --
            Net redemption of Common Stock resulting from a repurchase offer
              (includes $45,013 of repurchase fees) ......................................                  --          (77,602,567)
            Value of shares issued to Common Stock shareholders in
              reinvestment of dividends ..................................................           1,527,886            2,027,985
                                                                                                  ---------------------------------
            Net increase (decrease) in net assets resulting from
              Common Stock transactions ..................................................           1,662,934          (75,574,582)
                                                                                                  ---------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                  Total decrease in net assets ...........................................            (769,213)         (71,155,071)
                  Beginning of period ....................................................         255,853,030          327,008,101
                                                                                                 ----------------------------------
                  End of period* .........................................................       $ 255,083,817        $ 255,853,030
                                                                                                 ==================================
                     * Undistributed (accumulated distributions in excess of) investment
                         income -- net                                                           $ (12,746,022)       $     547,285
                                                                                                 ==================================

+ A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

      See Notes to Financial Statements.


    SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.         JUNE 30, 2007      13

Financial Highlights

                                                                                       For the Six                    For the Period
                                                                                      Months Ended       For the         July 29,
                                                                                        June 30,        Year Ended       2005+ to
The following per share data and ratios have been derived                                 2007         December 31,    December 31,
from information provided in the financial statements.                                 (Unaudited)         2006            2005
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
                         Net asset value, beginning of period ......................  $     18.80     $     18.16     $     19.10
                                                                                      ----------------------------------------------
                         Investment income -- net*** ...............................          .02             .08             .04
                         Realized and unrealized gain (loss) -- net ................          .80            2.56++          (.12)
                                                                                      ----------------------------------------------
                         Total from investment operations ..........................          .82            2.64            (.08)
                                                                                      ----------------------------------------------
                         Less dividends and distributions from:
                            Investment income -- net ...............................        (1.00)@@         (.23)           (.03)
                            Realized gain -- net ...................................           --           (1.67)             --
                            Tax return of capital ..................................           --            (.10)           (.80)
                                                                                      ----------------------------------------------
                         Total dividends and distributions .........................        (1.00)          (2.00)           (.83)
                                                                                      ----------------------------------------------
                         Offering costs, including adjustments, resulting from
                           the issuance of Common Stock ............................          .01              --            (.03)
                                                                                      ----------------------------------------------
                         Net asset value, end of period ............................  $     18.63     $     18.80     $     18.16
                                                                                      ==============================================
                         Market price per share, end of period .....................  $     19.36     $     19.49     $     16.09
                                                                                      ==============================================
====================================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------------
                         Based on net asset value per share ........................         4.42%@         15.40%           (.14%)@
                                                                                      ==============================================
                         Based on market price per share ...........................         4.67%@         35.03%         (15.51%)@
                                                                                      ==============================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                         Expenses ..................................................         1.08%*          1.09%           1.07%*
                                                                                      ==============================================
                         Investment income -- net ..................................          .25%*           .41%            .56%*
                                                                                      ==============================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
                         Net assets, end of period (in thousands) ..................  $   255,084     $   255,853     $   327,008
                                                                                      ==============================================
                         Portfolio turnover ........................................           11%             26%              3%
                                                                                      ==============================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++    Includes repurchase fees, which are less than $.01 per share.
@     Aggregate total investment return.
@@ A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

      See Notes to Financial Statements.


14      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.              JUNE 30, 2007

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Small Cap Premium & Dividend Income Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company with a fixed term of existence of approximately five years. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol RCC. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates generally will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Options -- The Fund purchases and writes call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market


    SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.         JUNE 30, 2007      15
      value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains, as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.


(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. For the current period ended June 30, 2007, Fund management believes it is likely total dividends and distributions may exceed net investment income and accumulated realized capital gains, resulting in a portion of the total distribution treated as a tax return of capital. Portions of the distributions paid by the Fund during the year ended December 31, 2006 were characterized as a tax return of capital.

(f) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares. Any adjustments to estimates of offering costs were recorded to capital.

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.


16      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.              JUNE 30, 2007

Notes to Financial Statements (concluded)

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."). IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. In addition, IQ has entered into a Subadvisory Agreement with BlackRock Investment Management, LLC (the "Subadviser"), an indirect, wholly owned subsidiary of BlackRock, Inc. ("BlackRock"), pursuant to which the Subadviser provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ will pay the Subadviser a monthly fee at an annual rate of .39% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. There is no increase in the aggregate fees paid by the Fund for these services.

IQ has entered into an Administration Agreement with Princeton Administrators, LLC (the "Administrator"). The Administration Agreement provides that IQ will pay the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect subsidiary of BlackRock. ML & Co. is a principal owner of BlackRock.

Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of IQ, received $2,155 in commissions on the execution of portfolio security transactions for the Fund for the six months ended June 30, 2007.

Certain officers of the Fund are officers of IQ, ML & Co., BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2007 were $25,746,520 and $39,661,468, respectively.

Transactions in options written for the six months ended June 30, 2007 were as follows:

--------------------------------------------------------------------------------
                                                     Number of       Premiums
                                                     Contracts       Received
--------------------------------------------------------------------------------
Outstanding call options written,
   at beginning of period ..................            1,650      $  2,422,350
Options written ............................           14,050        19,342,083
Options expired ............................           (2,275)       (2,309,000)
Options closed .............................          (11,725)      (16,700,673)
                                                      -------------------------
Outstanding call options written,
   at end of period ........................            1,700      $  2,754,760
                                                      =========================

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, all of which are initially classified as Common Stock, par value $.001. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding during the six months ended June 30, 2007 increased by 82,012 as a result of dividend reinvestment. Shares issued and outstanding during the year ended December 31, 2006 increased by 107,871 as a result of dividend reinvestment and decreased by 4,501,309 as a result of a repurchase.

The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

5. Subsequent Event:

On July 20, 2007, 49,300 shares (0.36% of the shares outstanding) were repurchased by the Fund from its shareholders at $18.82 per share, (subject to a repurchase fee of $.07 per share) for $924,375, pursuant to the Fund's repurchase offer.


    SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.         JUNE 30, 2007      17

Renewal of Current Investment Advisory and Management Agreements

The Board of Directors of each Fund, currently consisting solely of Independent Directors, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the "Investment Company Act"), has the responsibility under the Investment Company Act to consider annually the Investment Advisory and Management Agreement of each Fund (each, a "Management Agreement" and together, the "Management Agreements") with IQ Investment Advisors LLC ("IQ Advisors").

At a Board meeting held on June 14, 2007, all of the Directors present at the meeting renewed the Management Agreement for each Fund for an additional one-year term. Each Management Agreement was considered separately by the relevant Fund's Directors. In considering whether to approve the Management Agreements, the Directors reviewed a meeting book and other materials from counsel to the Funds and from IQ Advisors which: (i) included information concerning the services rendered to the Funds by IQ Advisors and IQ Advisors' affiliates; (ii) contained information concerning the revenues and expenses incurred by IQ Advisors and its affiliates from the operation of the Funds; and
(iii) outlined the legal duties of the Board under the Investment Company Act. The Board also received information from Lipper, Inc. ("Lipper") comparing each Fund's fee rate for advisory and administrative services to those of other closed-end funds chosen by Lipper. In voting to approve the renewal of each Fund's Management Agreement, the Directors considered in particular the following factors:

(a) The nature, extent and quality of services provided by IQ Advisors and its affiliates -- The Directors reviewed the services that IQ Advisors has provided to the Funds. They considered the size and experience of IQ Advisors' staff, its use of technology, and the degree to which IQ Advisors exercises supervision over the actions of each Fund's subadviser. In connection with the investment advisory services provided, the Directors took into account detailed discussions they had with officers of IQ Advisors regarding the management of each Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions entered into on behalf of each Fund. During these discussions, the Directors asked detailed questions of, and received answers from, the officers of IQ Advisors regarding the implementation of each Fund's investment strategy, its efficacy and risks.

In addition to the investment advisory services provided to the Funds, the Directors considered that IQ Advisors and its affiliates also provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Directors reviewed the compliance and administrative services provided to the Funds by IQ Advisors, including its oversight of each Fund's day-to-day operations and its oversight of Fund accounting. The Directors noted that IQ Advisors has access to administrative, legal and compliance resources that help ensure a high level of quality in the compliance and administrative services provided to the Funds. The Directors also considered each Fund's compliance history. Following their consideration of this information, and based on the presentations at the meeting and the Directors' experience as Directors of other investment companies advised by IQ Advisors, the Directors concluded that the services provided to each Fund by IQ Advisors under the respective Management Agreement were of a high quality and benefited the Funds.

(b) Investment performance of each Fund and IQ Advisors -- The Directors considered the history, experience, resources and strengths of IQ Advisors and its affiliates in developing and implementing the investment strategies used by each Fund. The Directors also considered the innovative nature of each Fund. The Directors noted that each Fund uses a unique investment strategy and that comparisons of a Fund's investment performance to the performance of other investment companies were generally not meaningful. The Directors reviewed each Fund's investment performance and where applicable, compared such performance to the performance of a relevant reference index. The Directors discussed the degree to which each Fund was achieving its investment objective, noting that each Fund had been in operation for a relatively short period of time. In particular, the Directors noted that all of the Funds generally performed as expected relative to their respective reference index and met their respective investment objectives. As a result of their discussions and review, the Directors concluded that each Fund's performance was satisfactory. Based on these factors, the Directors determined that IQ Advisors continued to be an appropriate investment adviser for the Funds.


18      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.              JUNE 30, 2007

(c) Cost of services provided and profits realized by IQ Advisors and its affiliates from the relationship with each of the Funds -- The Directors reviewed and considered a memorandum from IQ Advisors regarding the methodology used by IQ Advisors in allocating its costs regarding the operations of the Funds and calculating each Fund's profitability (if any) to IQ Advisors and its affiliates. The Directors noted that IQ Advisors' methodology in calculating profitability had previously been reviewed by independent consultants. The Directors also reviewed a report detailing IQ Advisors' profitability. After considering their discussion with IQ Advisors and reviewing its memorandum and report, the Directors concluded that there was a reasonable basis for the allocation of costs and the determination of profitability. The Directors considered the cost of the services provided by IQ Advisors to each Fund and the revenue derived by IQ Advisors and its affiliates. The Directors took into account discussions that they had with representatives of IQ Advisors regarding its general level of profitability (if any), and the profits derived by its affiliates, including Merrill Lynch Investment Managers, L.P. ("MLIM") prior to its merger with BlackRock, Inc. ("BlackRock"), from operating the Funds. The Directors also considered the direct and indirect benefits derived by other IQ Advisors affiliates, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), from the establishment of the Funds, including the underwriting arrangements relating to the initial distribution of Fund shares. The Directors considered federal court decisions discussing an investment adviser's profitability and profitability levels considered to be reasonable in those decisions. The Directors concluded that any profits made by IQ Advisors and its affiliates (including MLIM and MLPF&S) are acceptable in relation to the nature, extent and quality of services provided. The Directors also concluded that each Fund benefited from such services provided by IQ Advisors' affiliates.

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale -- The Directors considered the extent to which economies of scale might be realized if the assets of the Funds increase and whether there should be changes in the management fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that, because each Fund is a closed-end fund, any increase in asset levels generally would have to come from appreciation through investment performance. The Directors also noted that each Fund, except for Dow 30SM Premium & Dividend Income Fund Inc. and S&P 500(R) Covered Call Fund Inc., is an interval fund that periodically allows stockholders to tender their shares to the Funds and that such tender offers reduce the amount of Fund assets. In consideration of these and other factors, the Directors determined that no changes were currently necessary to each Fund's fee structure. The Directors also discussed the renewal requirements for investment advisory agreements, and determined that they would revisit this issue no later than when they next review the investment advisory fees.

(e) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients -- The Directors compared both the services rendered and the fees paid under the Management Agreements to the contracts of other investment advisers with respect to other closed-end registered investment companies. In particular, the Directors evaluated each Fund's contractual fee rate for advisory and administrative services as compared to the contractual fee rate of other closed-end funds chosen by Lipper. In considering this information, the Directors took into account the unique nature of the investment strategies of the Funds and the fact that the relevant peer group of funds provided by Lipper for comparison have investment strategies and restrictions different from those of the Funds. The Directors did not consider compensation paid to IQ Advisors with respect to accounts other than registered investment companies because IQ Advisors utilizes each Fund's strategy in connection with only registered funds. In particular, the Directors noted that each Fund's contractual advisory fee rate at a common asset level was lower than the median fee rate of its Lipper comparison funds. The Directors concluded that the advisory fee rates were reasonable in comparison to the data reflected in the Lipper materials.

(f) Conclusion -- No single factor was determinative to the decision of the Directors. Based on the foregoing and such other matters as were deemed relevant, all of the Directors concluded that the advisory fee rate of each Fund was reasonable in relation to the services provided by IQ Advisors to the Funds, as well as the costs incurred and benefits gained by IQ Advisors and its affiliates in providing such services, including the investment advisory and administrative components. The Directors also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other funds of a similar size. As a result, the Board of Directors of each Fund approved the Management Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.


    SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.         JUNE 30, 2007      19

Renewal of Current Investment Subadvisory Agreements

The Board of Directors of each Fund, currently consisting solely of Independent Directors, at a meeting held on June 14, 2007 considered and approved the renewal of the Current Investment Subadvisory Agreement of each Fund (each a "Subadvisory Agreement" and together, the "Subadvisory Agreements"). Each Subadvisory Agreement was considered separately by the relevant Fund's Directors. The Directors received, reviewed and evaluated information concerning the services and personnel of BlackRock Investment Management, LLC ("BlackRock"), as subadviser to each of S&P 500(R) GEAREDSM Fund Inc. and Small Cap Premium & Dividend Income Fund Inc.; Oppenheimer Capital LLC ("Oppenheimer"), as subadviser to each of S&P 500(R) Covered Call Fund Inc. and Enhanced S&P 500(R) Covered Call Fund Inc.; and Nuveen Asset Management ("Nuveen," and together with BlackRock and Oppenheimer, the "Subadvisers"), as subadviser to Dow 30SM Premium & Dividend Income Fund Inc. and Global Income & Currency Fund Inc.

(a) The nature, extent and quality of services provided by each Subadviser -- The Directors reviewed the services that each Subadviser provides to each of their respective Funds. The Directors considered their detailed discussions with officers of IQ Advisors and members of each Subadviser's portfolio management team, the management of each Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that have been entered into on behalf of the Funds. The Directors took into account the annual due diligence investment review conducted by Merrill Lynch Global Private Client Investment Management, an affiliate of IQ Advisors, of each Subadviser and its report that concluded that each such Subadviser has thus far executed its respective Fund's investment strategies in accordance with the Fund's objectives and general expectations. The Directors noted that, drawing on their collective industry experience, they had discussed each Fund's investment strategy with representatives from each Subadviser, including discussions regarding the premises underlying the Fund's investment strategy, its efficacy and potential risks. The Directors also considered the favorable history, reputation and background of each Subadviser and its personnel, and the substantial experience of such Subadviser's portfolio management teams. The Directors discussed the compliance program of each Subadviser and the report of Mrs. Catherine Johnston, the chief compliance officer of the Funds. Following consideration of this information, and based on management presentations during the Board meeting and their discussion during an Executive Session, the Directors concluded that the nature, extent and quality of services provided to each Fund by the applicable Subadviser under its Subadvisory Agreement were of a high quality and would continue to benefit the Fund.

(b) Investment performance of each Fund and each Subadviser -- The Directors received and considered information about each Fund's investment performance in comparison to the performance of its relative reference index, where applicable, and also in light of its stated investment objective and made the determinations discussed above under "Renewal of Current Investment Advisory and Management Agreements." Based on these factors, the Directors determined that each Subadviser continued to be appropriate for each of its respective Funds.

(c) Cost of services provided and profits realized by each Subadviser from the relationship with each respective Fund -- The Directors considered the profitability to MLIM, prior to its merger with BlackRock, of serving as investment subadviser to two Funds and from its relationship with IQ Advisors based on the information discussed above under "Renewal of Current Investment Advisory and Management Agreements." Based on such information, the Directors concluded that MLIM's profits were acceptable in relation to the nature, extent and quality of services provided. The Directors noted that profitability data was not provided with respect to the unaffiliated Subadvisers of the Funds and concluded that such data was unnecessary because such subadvisory arrangements were entered into at "arm's length" between the Subadviser and IQ Advisors. The Directors then considered the potential direct and indirect benefits to each Subadviser and its affiliates from their relationship with each of their respective Funds, including the reputational benefits from managing the Funds. The Directors of each Fund concluded that the potential benefits to each Subadviser were consistent with those obtained by other subadvisers in similar types of arrangements.


20      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.              JUNE 30, 2007

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale -- The Directors considered the extent to which economies of scale might be realized if the assets of the Funds increase and whether there should be changes in the subadvisory fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that each Subadviser's fees are paid by IQ Advisors out of its fees and not directly by the Funds. The Directors noted that, because each Fund is a closed-end fund, any increase in asset levels would have to come from appreciation due to investment performance. The Directors also noted that each Fund, except for Dow 30SM Premium & Dividend Income Fund Inc. and S&P 500(R) Covered Call Fund Inc., is an interval fund that periodically allows stockholders to tender their shares to the Funds and that such tender offers reduce the amount of Fund assets. The Directors also discussed the renewal requirements for subadvisory agreements, and determined that they would revisit this issue no later than when they next review the subadvisory fee.

(e) Comparison of services rendered and fees paid to those under other subadvisory contracts, such as contracts of the same and other investment advisers or other clients -- The Directors discussed the services rendered by each Subadviser and determined that such services were consistent with those provided by subadvisers generally and sufficient for the management of the Funds. Taking into account the totality of the information and materials provided to the Directors as noted above, including the fact that the subadvisory fee for each Fund was negotiated with IQ Advisors and not payable directly by the Fund, the Directors concluded that the subadvisory fee for each Fund was reasonable for the services being rendered.

Conclusion -- No single factor was determinative to the decision of the Directors. Based on the foregoing and such other matters as were deemed relevant, all of the Directors concluded that the relevant subadvisory fee rate was reasonable in relation to the services provided by each Subadviser. As a result, all of the Directors approved the Subadvisory Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.


    SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.         JUNE 30, 2007      21

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the "1940 Act"). As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund's Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund's then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals pursuant to Rule 23c-3 under the 1940 Act ("Offers"). The Board of Directors may place such conditions and limitations on an Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which the Fund must receive repurchase requests submitted by shareholders in response to the most recent Offer, will be on approximately the anniversary of the prior year's repurchase request deadline; and will be the fourteenth day prior to such exercise date; provided, that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the exercise date of the call spreads and written call options (the "Repurchase Request Deadline").

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the "Repurchase Pricing Date").

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3. (For further details, see Note 4 to the Financial Statements.)


22      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.              JUNE 30, 2007

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


    SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.         JUNE 30, 2007      23

[LOGO] IQ INVESTMENT                                           www.IQIAFunds.com
          ADVISORS

Small Cap Premium & Dividend Income Fund Inc. seeks to provide shareholders with a high level of income, with a secondary goal of capital appreciation.

This report, including the financial information herein, is transmitted to shareholders of Small Cap Premium & Dividend Income Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp; or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Small Cap Premium & Dividend Income Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                  #IQRCC -- 6/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 -    Schedule of Investments - Attached Hereto

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007 (unaudited)

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.5%              6,700   Catalina Marketing Corp.                               $     211,050
                                         2,900   DG FastChannel, Inc. (a)                                      59,102
                                         2,600   Greenfield Online, Inc. (a)                                   41,366
                                         5,100   inVentiv Health, Inc. (a)                                    186,711
                                         4,000   Marchex, Inc. Class B                                         65,280
                                         6,800   National CineMedia, Inc. (a)                                 190,468
                                         7,800   Valassis Communications, Inc. (a)                            134,082
                                        16,230   ValueClick, Inc. (a)                                         478,136
                                                                                                        -------------
                                                                                                            1,366,195
---------------------------------------------------------------------------------------------------------------------
Aerospace - 0.6%                           500   AeroVironment, Inc. (a)                                       10,305
                                         2,100   Argon ST, Inc. (a)                                            48,741
                                         7,200   Curtiss-Wright Corp.                                         335,592
                                         4,200   Heico Corp.                                                  176,736
                                         2,500   Ladish Co., Inc. (a)                                         107,500
                                         1,500   MTC Technologies, Inc. (a)                                    36,840
                                         6,500   Moog, Inc. Class A (a)                                       286,715
                                         9,700   Orbital Sciences Corp. (a)                                   203,797
                                         5,700   Teledyne Technologies, Inc. (a)                              261,915
                                         1,500   TransDigm Group, Inc. (a)                                     60,690
                                         1,700   United Industrial Corp.                                      101,966
                                                                                                        -------------
                                                                                                            1,630,797
---------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing &                     600   Alico, Inc.                                                   36,594
Ranching - 0.1%                          2,500   The Andersons, Inc.                                          113,325
                                         1,100   Cadiz, Inc. (a)                                               24,717
                                                                                                        -------------
                                                                                                              174,636
---------------------------------------------------------------------------------------------------------------------
Air Transport - 0.9%                     6,400   AAR Corp. (a)                                                211,264
                                         9,600   ABX Air, Inc. (a)                                             77,376
                                        14,900   AirTran Holdings, Inc. (a)                                   162,708
                                         6,900   Alaska Air Group, Inc. (a)                                   192,234
                                           300   Allegiant Travel Co. (a)                                       9,222
                                         2,600   Atlas Air Worldwide Holdings, Inc. (a)                       153,244
                                         3,800   Bristow Group, Inc. (a)                                      188,290
                                         5,400   EGL, Inc. (a)                                                250,992
                                         8,600   ExpressJet Holdings, Inc. (a)                                 51,428
                                        29,100   JetBlue Airways Corp. (a)                                    341,925
                                         2,900   Midwest Air Group, Inc. (a)                                   43,558
                                         2,600   PHI, Inc. (a)                                                 77,454
                                         2,300   Pinnacle Airlines Corp. (a)                                   43,125
                                         5,700   Republic Airways Holdings, Inc. (a)                          115,995
                                        11,200   SkyWest, Inc.                                                266,896
                                                                                                        -------------
                                                                                                            2,185,711
---------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                          3,800   Century Aluminum Co. (a)                                     207,594
                                         2,200   Kaiser Aluminum Corp.                                        160,336
                                                                                                        -------------
                                                                                                              367,930
---------------------------------------------------------------------------------------------------------------------
Auto Parts: After                        3,600   Aftermarket Technology Corp. (a)                             106,848
Market - 0.1%                            3,500   Commercial Vehicle Group, Inc. (a)                            65,205
                                         2,700   Keystone Automotive Industries, Inc. (a)                     111,699
                                         1,400   Standard Motor Products, Inc.                                 21,042
                                         4,000   Superior Industries International, Inc.                       87,040
                                                                                                        -------------
                                                                                                              391,834
---------------------------------------------------------------------------------------------------------------------
Auto Parts: Original                     7,300   American Axle & Manufacturing Holdings, Inc.                 216,226
Equipment - 0.6%                         2,600   Amerigon Inc. (a)                                             46,670
                                        11,600   ArvinMeritor, Inc.                                           257,520
                                        16,300   Hayes Lemmerz International, Inc. (a)                         87,205

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                        12,470   Lear Corp. (a)                                         $     444,057
                                         2,650   Noble International Ltd.                                      54,166
                                         1,300   Sauer-Danfoss, Inc.                                           38,688
                                         1,000   Stoneridge, Inc. (a)                                          12,340
                                         7,700   Tenneco, Inc. (a)                                            269,808
                                        21,100   Visteon Corp. (a)                                            170,910
                                                                                                        -------------
                                                                                                            1,597,590
---------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.2%              3,300   Accuride Corp. (a)                                            50,853
                                        10,400   Force Protection, Inc. (a)                                   214,656
                                         1,500   Miller Industries, Inc. (a)                                   37,650
                                         5,300   Modine Manufacturing Co.                                     119,780
                                         4,500   Spartan Motors, Inc.                                          76,590
                                         5,200   Wabash National Corp.                                         76,076
                                                                                                        -------------
                                                                                                              575,605
---------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%              4,800   Signature Bank (a)                                           163,680
---------------------------------------------------------------------------------------------------------------------
Banks: Outside New York                  2,100   1st Source Corp.                                              52,332
City - 5.3%                              2,600   Alabama National Bancorp.                                    160,784
                                         3,800   Amcore Financial, Inc.                                       110,162
                                         2,800   AmericanWest Bancorp                                          51,044
                                         2,200   Ameris Bancorp                                                49,434
                                         1,200   Bancfirst Corp.                                               51,384
                                         3,300   Banco Latinoamericano de Exportaciones, SA 'E'                62,040
                                         2,000   The Bancorp, Inc. (a)                                         44,720
                                         2,000   Bank of the Ozarks, Inc.                                      55,740
                                         3,800   BankFinancial Corp.                                           58,710
                                         2,100   Banner Corp.                                                  71,526
                                         6,200   Boston Private Financial Holdings, Inc.                      166,594
                                        10,842   CVB Financial Corp.                                          120,563
                                         2,100   Capital City Bank Group, Inc.                                 65,814
                                         1,600   Capital Corp. of the West                                     38,336
                                         2,300   Capitol Bancorp Ltd.                                          62,859
                                         4,700   Cascade Bancorp                                              108,711
                                         8,300   Cathay General Bancorp                                       278,382
                                         9,000   Centennial Bank Holdings, Inc. (a)                            76,230
                                         2,100   Center Financial Corp.                                        35,532
                                         5,000   Central Pacific Financial Corp.                              165,050
                                         4,000   Chemical Financial Corp.                                     103,480
                                         7,500   Chittenden Corp.                                             262,125
                                        12,300   Citizens Banking Corp.                                       225,090
                                         3,100   City Holding Co.                                             118,823
                                         2,100   CityBank                                                      66,171
                                           500   Clifton Savings Bancorp, Inc.                                  5,420
                                         2,600   CoBiz Financial, Inc.                                         47,112
                                         2,700   Columbia Banking System, Inc.                                 78,975
                                         1,700   Community Bancorp (a)                                         47,566
                                         4,900   Community Bank System, Inc.                                   98,098
                                         4,030   Community Banks, Inc.                                        129,847
                                         2,600   Community Trust Bancorp, Inc.                                 83,980
                                         6,300   Corus Bankshares, Inc.                                       108,738
                                         1,700   Enterprise Financial Services Corp.                           42,262
                                        12,300   First BanCorp                                                135,177
                                         1,600   First Bancorp                                                 29,968
                                         2,200   First Busey Corp.                                             43,978
                                         5,500   First Charter Corp.                                          107,085

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                        12,000   First Commonwealth Financial Corp.                     $     131,040
                                         4,229   First Community Bancorp, Inc.                                241,941
                                         1,600   First Community Bancshares, Inc.                              49,904
                                         5,400   First Financial Bancorp                                       80,946
                                         3,400   First Financial Bankshares, Inc.                             131,954
                                         2,700   First Financial Corp.                                         79,272
                                         3,000   First Merchants Corp.                                         72,090
                                         8,800   First Midwest Bancorp, Inc.                                  312,488
                                         1,400   First Regional Bancorp (a)                                    35,616
                                         1,350   First South Bancorp, Inc.                                     36,315
                                         3,300   First State Bancorp.                                          70,257
                                        13,100   FirstMerit Corp.                                             274,183
                                         4,100   Franklin Bank Corp. (a)                                       61,090
                                         6,350   Frontier Financial Corp.                                     143,066
                                         8,550   Glacier Bancorp, Inc.                                        173,993
                                         8,800   Greater Bay Bancorp                                          244,992
                                         1,400   Greene County Bancshares, Inc.                                43,764
                                         4,400   Hancock Holding Co.                                          165,220
                                         6,800   Hanmi Financial Corp.                                        116,008
                                         5,103   Harleysville National Corp.                                   82,260
                                         2,100   Heartland Financial USA, Inc.                                 51,030
                                         1,900   Heritage Commerce Corp.                                       44,992
                                           791   Home Bancshares, Inc.                                         17,837
                                         6,605   Independent Bank Corp.                                       145,730
                                         3,400   Integra Bank Corp.                                            72,998
                                         8,326   International Bancshares Corp.                               213,312
                                         8,300   Investors Bancorp, Inc. (a)                                  111,469
                                         3,600   Irwin Financial Corp.                                         53,892
                                         2,730   Lakeland Bancorp, Inc.                                        36,309
                                         2,000   Lakeland Financial Corp.                                      42,540
                                         5,277   MB Financial, Inc.                                           183,323
                                         2,477   Macatawa Bank Corp.                                           39,409
                                         3,080   MainSource Financial Group, Inc.                              51,713
                                         2,900   Midwest Banc Holdings, Inc.                                   42,050
                                         5,500   NBT Bancorp, Inc.                                            124,080
                                         3,700   Nara Bancorp, Inc.                                            58,941
                                         7,720   National Penn Bancshares, Inc.                               128,770
                                        11,800   Old National Bancorp                                         195,998
                                         2,253   Old Second Bancorp, Inc.                                      65,697
                                         2,100   Omega Financial Corp.                                         56,469
                                         3,700   Oriental Financial Group                                      40,367
                                         7,900   Pacific Capital Bancorp                                      213,142
                                         2,000   Park National Corp.                                          169,580
                                         1,700   Peoples Bancorp, Inc.                                         46,019
                                         2,700   Pinnacle Financial Partners, Inc. (a)                         79,272
                                         3,100   Piper Jaffray Cos. (a)                                       172,763
                                         1,450   Preferred Bank                                                58,000
                                         3,100   PrivateBancorp, Inc.                                          89,280
                                         5,800   Prosperity Bancshares, Inc.                                  190,008
                                         5,800   Provident Bankshares Corp.                                   190,124
                                         2,550   Renasant Corp.                                                57,987
                                         1,511   Republic Bancorp, Inc. Class A                                25,067
                                         4,000   S&T Bancorp, Inc.                                            131,600

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         1,260   SCBT Financial Corp.                                   $      45,864
                                         5,600   SVB Financial Group (a)                                      297,416
                                         1,785   SY Bancorp, Inc.                                              42,412
                                         2,600   Sandy Spring Bancorp, Inc.                                    81,744
                                           200   Santander BanCorp                                              2,972
                                         2,400   Seacoast Banking Corp. of Florida                             52,200
                                         2,500   Security Bank Corp.                                           50,250
                                           400   Sierra Bancorp                                                11,280
                                         2,300   Simmons First National Corp. Class A                          63,457
                                        11,000   The South Financial Group, Inc.                              249,040
                                         1,782   Southside Bancshares, Inc.                                    38,705
                                         2,500   Southwest Bancorp, Inc.                                       60,100
                                        12,100   Sterling Bancshares, Inc.                                    136,851
                                         4,500   Sterling Financial Corp.                                      47,340
                                         1,800   Suffolk Bancorp                                               57,456
                                         2,390   Sun Bancorp, Inc. (a)                                         40,319
                                         4,400   Superior Bancorp (a)                                          45,012
                                         8,500   Susquehanna Bancshares, Inc.                                 190,145
                                           900   Taylor Capital Group, Inc.                                    24,777
                                         4,100   Texas Capital Bancshares, Inc. (a)                            91,635
                                         1,490   Tompkins Trustco, Inc.                                        55,726
                                         2,300   Trico Bancshares                                              51,428
                                        13,200   TrustCo Bank Corp. NY                                        130,416
                                         8,200   Trustmark Corp.                                              212,052
                                        16,300   UCBH Holdings, Inc.                                          297,801
                                         5,300   UMB Financial Corp.                                          195,411
                                         1,875   USB Holding Co., Inc.                                         35,738
                                         9,988   Umpqua Holdings Corp.                                        234,818
                                         2,150   Union Bankshares Corp.                                        49,880
                                         6,500   United Bankshares, Inc.                                      206,700
                                         5,900   United Community Banks, Inc.                                 152,751
                                           500   United Security Bancshares                                    10,190
                                         2,000   Univest Corp. of Pennsylvania                                 45,040
                                         2,970   Virginia Commerce Bancorp (a)                                 50,223
                                         2,500   Washington Trust Bancorp, Inc.                                63,025
                                         3,900   WesBanco, Inc.                                               115,050
                                         2,600   West Coast Bancorp                                            79,014
                                         5,400   Westamerica Bancorp.                                         238,896
                                         2,300   Western Alliance Bancorp (a)                                  68,655
                                         2,700   Wilshire Bancorp, Inc.                                        32,886
                                         3,900   Wintrust Financial Corp.                                     171,015
                                         1,600   Yardville National Bancorp                                    54,640
                                                                                                        -------------
                                                                                                           13,546,339
---------------------------------------------------------------------------------------------------------------------
Beverage: Brewers                        1,600   Boston Beer Co., Inc. Class A (a)                             62,960
(Wineries) - 0.0%
---------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%               800   Coca-Cola Bottling Co. Consolidated                           40,240
                                           400   Farmer Bros. Co.                                               9,052
                                           900   Green Mountain Coffee Roasters, Inc. (a)                      70,866
                                         5,200   Jones Soda Co. (a)                                            72,904
                                         1,680   National Beverage Corp. (a)                                   19,337
                                         2,400   Peet's Coffee & Tea, Inc. (a)                                 59,112
                                                                                                        -------------
                                                                                                              271,511
---------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                 6,100   Acadia Pharmaceuticals, Inc. (a)                              83,387
Production - 2.4%                        4,300   Acorda Therapeutics, Inc. (a)                                 73,358
                                         2,600   Advanced Magnetics, Inc. (a)                                 151,216

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         4,500   Albany Molecular Research, Inc. (a)                    $      66,825
                                         5,900   Alexion Pharmaceuticals, Inc. (a)                            265,854
                                         9,600   Allos Therapeutics, Inc. (a)                                  42,432
                                         5,600   Alnylam Pharmaceuticals, Inc. (a)                             85,064
                                         2,100   Altus Pharmaceuticals, Inc. (a)                               24,234
                                         7,600   American Oriental Bioengineering, Inc. (a)                    67,640
                                           900   Amicus Therapeutics, Inc. (a)                                 10,350
                                        12,800   Applera Corp. - Celera Genomics Group (a)                    158,720
                                         9,900   Arena Pharmaceuticals, Inc. (a)                              108,801
                                        14,100   Ariad Pharmaceuticals, Inc. (a)                               77,409
                                         3,100   Arqule, Inc. (a)                                              21,855
                                         6,900   Array Biopharma, Inc. (a)                                     80,523
                                         4,600   ArthroCare Corp. (a)                                         201,986
                                         8,800   Bioenvision, Inc. (a)                                         50,864
                                         3,400   Bionovo, Inc. (a)                                             13,124
                                        11,900   Cell Genesys, Inc. (a)                                        39,865
                                         9,500   Cubist Pharmaceuticals, Inc. (a)(c)                          187,245
                                         6,400   Cypress Bioscience, Inc. (a)                                  84,672
                                         3,900   Cytokinetics, Inc. (a)                                        22,035
                                         3,200   Digene Corp. (a)                                             192,160
                                        18,300   Discovery Laboratories, Inc. (a)                              51,789
                                        17,200   Encysive Pharmaceuticals, Inc. (a)                            30,616
                                         7,600   Enzon Pharmaceuticals, Inc. (a)                               59,660
                                        14,700   Exelixis, Inc. (a)                                           177,870
                                        16,500   GenVec, Inc. (a)                                              38,775
                                         1,500   Genomic Health, Inc. (a)                                      28,200
                                        11,900   Geron Corp. (a)                                               83,776
                                         8,800   Halozyme Therapeutics, Inc. (a)                               81,224
                                        21,900   Human Genome Sciences, Inc. (a)                              195,348
                                         4,100   Idenix Pharmaceuticals, Inc. (a)                              24,190
                                        12,800   Immunomedics, Inc. (a)                                        53,120
                                        15,900   Incyte Corp. (a)                                              95,400
                                         3,300   Integra LifeSciences Holdings Corp. (a)                      163,086
                                         4,600   InterMune, Inc. (a)                                          119,324
                                         2,200   Kendle International, Inc. (a)                                80,894
                                         2,700   Kensey Nash Corp. (a)                                         72,387
                                         7,100   Keryx Biopharmaceuticals, Inc. (a)                            69,367
                                         4,200   Kosan Biosciences, Inc. (a)                                   21,924
                                         5,600   MannKind Corp. (a)                                            69,048
                                         5,200   Martek Biosciences Corp. (a)                                 135,044
                                         4,000   Maxygen, Inc. (a)                                             34,280
                                         4,300   Medivation, Inc. (a)                                          87,849
                                         1,600   Metabolix, Inc. (a)                                           40,048
                                         3,800   Momenta Pharmaceuticals, Inc. (a)                             38,304
                                         6,900   Myriad Genetics, Inc. (a)                                    256,611
                                         9,900   Nabi Biopharmaceuticals (a)                                   45,540
                                         5,400   Nastech Pharmaceutical Co., Inc. (a)                          58,914
                                         6,600   Neurocrine Biosciences, Inc. (a)                              74,118
                                         3,000   Neurogen Corp. (a)                                            19,920

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         2,500   Novacea, Inc. (a)                                      $      23,625
                                         9,600   OSI Pharmaceuticals, Inc. (a)                                347,616
                                         2,700   Omrix Biopharmaceuticals, Inc. (a)                            84,942
                                           200   Orexigen Therapeutics, Inc. (a)                                3,004
                                         3,300   Osiris Therapeutics, Inc. (a)                                 44,583
                                         3,100   PRA International, Inc. (a)                                   78,430
                                         3,200   PharmaNet Development Group, Inc. (a)                        102,016
                                         6,000   Poniard Pharmaceuticals, Inc. (a)                             40,800
                                         3,900   Progenics Pharmaceuticals, Inc. (a)                           84,123
                                         4,400   Protalix BioTherapeutics, Inc. (a)                           118,756
                                         3,300   Regeneration Technologies, Inc. (a)                           37,125
                                         4,400   Rigel Pharmaceuticals, Inc. (a)                               39,204
                                         8,604   Savient Pharmaceuticals, Inc. (a)                            106,862
                                         5,000   Seattle Genetics, Inc. (a)                                    49,050
                                         4,300   Tanox, Inc. (a)                                               83,463
                                         9,200   Telik, Inc. (a)                                               31,096
                                         2,600   Tercica, Inc. (a)                                             13,260
                                         5,100   Vanda Pharmaceuticals, Inc. (a)                              103,326
                                         5,300   Verenium Corp. (a)                                            26,871
                                        11,400   ViroPharma, Inc. (a)                                         157,320
                                        16,500   XOMA Ltd. (a)                                                 50,160
                                         6,300   ZymoGenetics, Inc. (a)                                        92,043
                                                                                                        -------------
                                                                                                            6,133,920
---------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                1,500   Ameron International Corp.                                   135,285
                                         1,900   BlueLinx Holdings, Inc.                                       19,931
                                         4,800   Building Material Holding Corp.                               68,112
                                         3,000   LSI Industries, Inc.                                          53,700
                                         3,300   NCI Building Systems, Inc. (a)                               162,789
                                           100   PGT, Inc. (a)                                                  1,093
                                         6,000   Simpson Manufacturing Co., Inc.                              202,440
                                         4,490   Texas Industries, Inc.                                       352,061
                                         2,100   Trex Co., Inc. (a)                                            41,223
                                         3,700   Watsco, Inc.                                                 201,280
                                         3,500   Zoltek Cos., Inc. (a)                                        145,355
                                                                                                        -------------
                                                                                                            1,383,269
---------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                  5,500   US Concrete, Inc. (a)                                         47,795
---------------------------------------------------------------------------------------------------------------------
Building: Heating &                      1,200   Aaon, Inc.                                                    38,220
Plumbing - 0.1%                          4,500   Interline Brands, Inc. (a)                                   117,360
                                                                                                        -------------
                                                                                                              155,580
---------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.2%           2,500   Builders FirstSource, Inc. (a)                                40,150
                                         7,100   Comfort Systems USA, Inc.                                    100,678
                                         3,000   Drew Industries, Inc. (a)                                     99,420
                                         5,200   Goodman Global, Inc. (a)                                     115,544
                                         5,200   Griffon Corp. (a)                                            113,256
                                                                                                        -------------
                                                                                                              469,048
---------------------------------------------------------------------------------------------------------------------
Building: Roofing &                      7,700   Beacon Roofing Supply, Inc. (a)                              130,823
Wallboard - 0.1%
---------------------------------------------------------------------------------------------------------------------
Cable Television                        66,500   Charter Communications, Inc. Class A (a)                     269,325
Services - 0.1%                          3,300   Crown Media Holdings, Inc. Class A (a)                        23,760
                                        15,900   TiVo, Inc. (a)                                                92,061
                                                                                                        -------------
                                                                                                              385,146
---------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.6%                4,300   Ameristar Casinos, Inc.                                      149,382

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         8,700   Bally Technologies, Inc. (a)                           $     229,854
                                         1,300   Churchill Downs, Inc.                                         68,094
                                         2,550   Dover Downs Gaming & Entertainment, Inc.                      38,276
                                         2,600   Isle of Capri Casinos, Inc. (a)                               62,296
                                         3,500   Lakes Entertainment, Inc. (a)                                 41,335
                                         4,000   MTR Gaming Group, Inc. (a)                                    61,600
                                         8,500   Magna Entertainment Corp. Class A (a)                         24,820
                                         1,600   Monarch Casino & Resort, Inc. (a)                             42,960
                                         4,800   Multimedia Games, Inc. (a)                                    61,248
                                         9,740   Pinnacle Entertainment, Inc. (a)                             274,181
                                         1,700   Riviera Holdings Corp. (a)                                    61,795
                                         5,700   Shuffle Master, Inc. (a)                                      94,620
                                         5,100   Trump Entertainment Resorts, Inc. (a)                         64,005
                                         6,650   WMS Industries, Inc. (a)                                     191,919
                                                                                                        -------------
                                                                                                            1,466,385
---------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                         3,000   American Vanguard Corp.                                       42,960
                                         4,000   Arch Chemicals, Inc.                                         140,560
                                         2,900   Balchem Corp.                                                 52,693
                                         9,000   CF Industries Holdings, Inc.                                 539,010
                                         3,900   Cabot Microelectronics Corp. (a)                             138,411
                                         6,900   Calgon Carbon Corp. (a)                                       80,040
                                         4,700   Cambrex Corp.                                                 62,369
                                         4,700   EnerSys (a)                                                   86,010
                                         6,400   Energy Conversion Devices, Inc. (a)                          197,248
                                         8,000   Exide Technologies (a)                                        74,400
                                         5,600   Georgia Gulf Corp.                                           101,416
                                        19,900   Hercules, Inc. (a)                                           391,035
                                         2,100   Innophos Holdings, Inc.                                       30,030
                                         2,000   Innospec, Inc.                                               118,420
                                         3,100   LSB Industries, Inc. (a)                                      66,123
                                         2,100   Landec Corp. (a)                                              28,140
                                         3,600   Medis Technologies Ltd. (a)                                   52,884
                                         1,300   NL Industries, Inc.                                           13,026
                                         2,500   NewMarket Corp.                                              120,925
                                         2,500   Nuco2, Inc. (a)                                               64,175
                                         4,900   OM Group, Inc. (a)                                           259,308
                                         2,300   Pioneer Cos., Inc. (a)                                        79,051
                                        15,100   PolyOne Corp. (a)                                            108,569
                                         5,700   Rockwood Holdings, Inc. (a)                                  208,335
                                         4,900   Schulman A, Inc.                                             119,217
                                         6,000   Senomyx, Inc. (a)                                             81,000
                                         1,400   ShengdaTech, Inc. (a)                                          7,448
                                         1,000   Stepan Co.                                                    30,280
                                         5,000   Tronox, Inc. Class A                                          71,900
                                         2,300   Tronox, Inc. Class B                                          32,315
                                         8,400   UAP Holding Corp.                                            253,176
                                        11,900   WR Grace & Co. (a)                                           291,431
                                                                                                        -------------
                                                                                                            3,941,905
---------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                              9,700   Alpha Natural Resources, Inc. (a)                            201,663
                                        19,800   International Coal Group, Inc. (a)                           118,404
                                         1,500   US BioEnergy Corp. (a)                                        17,040
                                                                                                        -------------
                                                                                                              337,107
---------------------------------------------------------------------------------------------------------------------
Commercial Information                   5,300   Arbitron, Inc.                                               273,109
Services - 0.2%

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                        81,000   CMGI, Inc. (a)                                         $     157,950
                                         5,300   infoUSA, Inc.                                                 54,166
                                         4,300   LECG Corp. (a)                                                64,973
                                         3,600   LoopNet, Inc. (a)                                             83,988
                                                                                                        -------------
                                                                                                              634,186
---------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%           11,300   Entravision Communications Corp. Class A (a)                 117,859
                                        40,800   Gemstar-TV Guide International, Inc. (a)                     200,736
                                         3,300   Knology, Inc. (a)                                             57,321
                                                                                                        -------------
                                                                                                              375,916
---------------------------------------------------------------------------------------------------------------------
Communications Technology               63,300   3Com Corp. (a)                                               261,429
- 2.5%                                   2,300   Acme Packet, Inc. (a)                                         26,427
                                         9,600   Adtran, Inc.                                                 249,312
                                         3,000   Anaren, Inc. (a)                                              52,830
                                         5,000   Anixter International, Inc. (a)(c)                           376,050
                                           400   Aruba Networks, Inc. (a)                                       8,040
                                         9,000   Atheros Communications, Inc. (a)                             277,560
                                        28,800   Avanex Corp. (a)                                              51,840
                                         8,180   Avocent Corp. (a)                                            237,302
                                         1,800   Bel Fuse, Inc.                                                61,254
                                         1,000   BigBand Networks, Inc. (a)                                    13,110
                                         3,100   Black Box Corp.                                              128,278
                                           400   CPI International, Inc. (a)                                    7,932
                                         8,000   CSG Systems International, Inc. (a)                          212,080
                                         2,900   Cbeyond Communications, Inc. (a)                             111,679
                                         7,600   Cogent Communications Group, Inc. (a)                        227,012
                                         2,800   Comtech Group, Inc. (a)                                       46,228
                                         4,000   Comtech Telecommunications Corp. (a)                         185,680
                                         4,100   Digi International, Inc. (a)                                  60,434
                                         5,400   Ditech Networks, Inc. (a)                                     44,226
                                         2,400   EMS Technologies, Inc. (a)                                    52,944
                                         5,300   Echelon Corp. (a)                                             82,839
                                        20,500   Extreme Networks, Inc. (a)                                    83,025
                                        39,900   Finisar Corp. (a)                                            150,822
                                        23,700   Foundry Networks, Inc. (a)                                   394,842
                                         2,000   GeoEye, Inc. (a)                                              43,460
                                        12,900   Harmonic, Inc. (a)                                           114,423
                                         4,100   Harris Stratex Networks, Inc. Class A (a)                     73,718
                                           600   Hughes Communications, Inc. (a)                               31,308
                                         4,100   InPhonic, Inc. (a)                                            19,106
                                         3,900   Inter-Tel, Inc.                                               93,327
                                         6,700   InterVoice, Inc. (a)                                          55,811
                                         7,100   Ixia (a)                                                      65,746
                                         8,000   j2 Global Communications, Inc. (a)                           279,200
                                         1,900   Loral Space & Communications Ltd. (a)                         93,632
                                         5,600   NETGEAR, Inc. (a)                                            203,000
                                         2,500   Network Equipment Technologies, Inc. (a)                      23,850
                                         2,500   Nextwave Wireless, Inc. (a)                                   20,875
                                         5,600   Novatel Wireless, Inc. (a)                                   145,712
                                         3,428   Oplink Communications, Inc. (a)                               51,420
                                         3,400   Optium Corp. (a)                                              43,010
                                         2,600   SeaChange International, Inc. (a)                             20,176
                                         7,750   Secure Computing Corp. (a)                                    58,823
                                         4,900   Sirenza Microdevices, Inc. (a)                                58,163
                                        42,900   Sonus Networks, Inc. (a)                                     365,508

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         3,900   Standard Microsystems Corp. (a)                        $     133,926
                                         3,200   Switch and Data Facilities Co., Inc. (a)                      61,408
                                        30,000   Sycamore Networks, Inc. (a)                                  120,600
                                         4,100   Syniverse Holdings, Inc. (a)                                  52,726
                                        33,900   TIBCO Software, Inc. (a)                                     306,795
                                        10,100   Tekelec (a)                                                  145,642
                                         7,800   Terremark Worldwide, Inc. (a)                                 50,310
                                        17,300   Utstarcom, Inc. (a)                                           97,053
                                         3,900   Viasat, Inc. (a)                                             125,190
                                         5,400   Vonage Holdings Corp. (a)                                     16,794
                                                                                                        -------------
                                                                                                            6,373,887
---------------------------------------------------------------------------------------------------------------------
Computer Services Software &             9,900   Actuate Corp. (a)                                             67,221
Systems - 4.8%                           9,900   Agile Software Corp. (a)                                      79,794
                                         4,600   American Reprographics Co. (a)                               141,634
                                         2,800   Ansoft Corp. (a)                                              82,572
                                        12,600   Ansys, Inc. (a)                                              333,900
                                        13,000   Ariba, Inc. (a)                                              128,830
                                        20,800   Art Technology Group, Inc. (a)                                55,328
                                         3,300   AsiaInfo Holdings, Inc. (a)                                   32,010
                                        13,740   Aspen Technology, Inc. (a)                                   192,360
                                        32,600   BearingPoint, Inc. (a)                                       238,306
                                         7,200   Blackbaud, Inc.                                              158,976
                                         4,900   Blackboard, Inc. (a)                                         206,388
                                         2,200   Blue Coat Systems, Inc. (a)                                  108,944
                                        13,600   Borland Software Corp. (a)                                    80,784
                                         3,500   Bottomline Technologies, Inc. (a)                             43,225
                                         5,000   CACI International, Inc. Class A (a)                         244,250
                                         2,900   COMSYS IT Partners, Inc. (a)                                  66,149
                                         5,360   Chordiant Software, Inc. (a)                                  83,938
                                         9,500   Ciber, Inc. (a)                                               77,710
                                         6,800   Commvault Systems, Inc. (a)                                  117,436
                                           300   Comverge, Inc. (a)                                             9,303
                                         6,100   Concur Technologies, Inc. (a)                                139,385
                                         4,500   Covansys Corp. (a)                                           152,685
                                         4,900   DealerTrack Holdings, Inc. (a)                               180,516
                                         6,700   Digital River, Inc. (a)                                      303,175
                                         2,800   DivX, Inc. (a)                                                42,000
                                         2,500   Double-Take Software, Inc. (a)                                41,025
                                         4,200   EPIQ Systems, Inc. (a)                                        67,872
                                         3,000   eCollege.com, Inc. (a)                                        66,750
                                         9,200   Electronics for Imaging, Inc. (a)                            259,624
                                         9,600   Epicor Software Corp. (a)                                    142,752
                                         5,000   Equinix, Inc. (a)                                            457,350
                                        11,200   Gartner, Inc. Class A (a)                                    275,408
                                         2,300   i2 Technologies, Inc. (a)                                     42,872
                                         2,600   iGate Corp. (a)                                               20,852
                                         2,600   Imergent, Inc.                                                63,596
                                         3,600   Infocrossing, Inc. (a)                                        66,492
                                        15,100   Informatica Corp. (a)                                        223,027
                                         1,800   Integral Systems, Inc.                                        43,758
                                         1,300   Interactive Intelligence, Inc. (a)                            26,780
                                         6,300   Internet Capital Group, Inc. (a)                              78,120
                                         7,500   Interwoven, Inc. (a)                                         105,300
                                         5,100   JDA Software Group, Inc. (a)                                 100,113

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         1,200   Keynote Systems, Inc. (a)                              $      19,680
                                        21,200   Lawson Software, Inc. (a)                                    209,668
                                         9,800   Lionbridge Technologies, Inc. (a)                             57,722
                                         8,400   LivePerson, Inc. (a)                                          44,940
                                         5,500   MSC.Software Corp. (a)                                        74,470
                                         8,600   Macrovision Corp. (a)                                        258,516
                                         6,100   Magma Design Automation, Inc. (a)                             85,644
                                         4,800   Manhattan Associates, Inc. (a)                               133,968
                                         3,200   Mantech International Corp. Class A (a)                       98,656
                                        13,900   Mentor Graphics Corp. (a)                                    183,063
                                         3,700   Mercury Computer Systems, Inc. (a)                            45,140
                                         1,600   MicroStrategy, Inc. Class A (a)                              151,184
                                         6,800   Micros Systems, Inc. (a)                                     369,920
                                         5,200   Ness Technologies, Inc. (a)                                   67,652
                                        21,800   Nuance Communications, Inc. (a)                              364,714
                                         5,400   Omniture, Inc. (a)                                           123,768
                                        23,600   On2 Technologies, Inc. (a)                                    70,800
                                         7,800   OpenTV Corp. (a)                                              16,536
                                        13,500   Openwave Systems, Inc.                                        84,510
                                        14,300   Opsware, Inc. (a)                                            135,993
                                         3,500   PDF Solutions, Inc. (a)                                       41,405
                                         6,100   Packeteer, Inc. (a)                                           47,641
                                        19,520   Parametric Technology Corp. (a)                              421,827
                                           500   Pegasystems, Inc.                                              5,465
                                         7,200   Progress Software Corp. (a)                                  228,888
                                           700   QAD, Inc.                                                      5,810
                                        11,100   Quest Software, Inc. (a)                                     179,709
                                        16,600   RealNetworks, Inc. (a)                                       135,622
                                         2,700   RightNow Technologies, Inc. (a)                               44,307
                                         4,450   SAVVIS, Inc. (a)                                             220,320
                                         2,100   SI International, Inc. (a)                                    69,342
                                         3,000   SPSS, Inc. (a)                                               132,420
                                         6,700   SRA International, Inc. Class A (a)                          169,242
                                         5,100   SYKES Enterprises, Inc. (a)                                   96,849
                                         1,700   SYNNEX Corp. (a)                                              35,037
                                        14,200   Sapient Corp. (a)                                            109,766
                                         4,400   Sigma Designs, Inc. (a)                                      114,796
                                         6,000   Smith Micro Software, Inc. (a)                                90,360
                                         3,200   Solera Holdings, Inc. (a)                                     62,016
                                        10,500   SonicWALL, Inc. (a)                                           90,195
                                        14,700   Sourceforge, Inc. (a)                                         62,034
                                           300   Stanley, Inc. (a)                                              5,286
                                        14,900   Sybase, Inc. (a)                                             355,961
                                         2,400   Synchronoss Technologies, Inc. (a)                            70,416
                                         1,400   Syntel, Inc.                                                  42,546
                                         2,700   Taleo Corp. Class A (a)                                       60,831
                                           100   TechTarget, Inc. (a)                                           1,285
                                         6,000   Transaction Systems Architects, Inc. Class A (a)             201,960
                                         7,400   The TriZetto Group, Inc. (a)                                 143,264
                                         6,900   Tyler Technologies, Inc. (a)                                  85,629
                                         4,200   Ultimate Software Group, Inc. (a)                            121,506
                                           600   Unica Corp. (a)                                                9,900
                                         5,000   VASCO Data Security International, Inc. (a)                  113,550
                                         5,200   Vignette Corp. (a)                                            99,632

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         4,300   Visual Sciences, Inc. (a)                              $      66,521
                                         7,600   Websense, Inc. (a)                                           161,500
                                        12,700   Wind River Systems, Inc. (a)                                 139,700
                                         8,100   Zoran Corp. (a)                                              162,324
                                                                                                        -------------
                                                                                                           12,249,916
---------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.1%              19,500   Adaptec, Inc. (a)                                             74,295
                                         6,200   Advanced Analogic Technologies, Inc. (a)                      60,140
                                         7,300   Cray, Inc. (a)                                                55,699
                                        13,900   Emulex Corp. (a)                                             303,576
                                         6,300   FalconStor Software, Inc. (a)                                 66,465
                                        49,900   Gateway, Inc. (a)                                             79,341
                                         4,500   Hutchinson Technology, Inc. (a)                               84,645
                                         5,700   Imation Corp.                                                210,102
                                         5,500   Immersion Corp. (a)                                           82,390
                                         9,000   Intermec, Inc. (a)                                           227,790
                                           300   Isilon Systems, Inc. (a)                                       4,626
                                         4,500   Komag, Inc. (a)                                              143,505
                                        16,800   Palm, Inc.                                                   268,968
                                        14,200   Perot Systems Corp. Class A (a)                              241,968
                                        31,900   Quantum Corp. (a)                                            101,123
                                         4,900   Rackable Systems, Inc. (a)                                    60,564
                                         4,400   Radiant Systems, Inc. (a)                                     58,256
                                         3,700   Radisys Corp. (a)                                             45,880
                                         2,300   Rimage Corp. (a)                                              72,657
                                         7,700   STEC, Inc. (a)                                                49,511
                                        19,700   Safeguard Scientifics, Inc. (a)                               55,357
                                           400   Silicon Graphics, Inc. (a)                                    10,616
                                         1,800   Stratasys, Inc. (a)                                           84,564
                                         4,400   Synaptics, Inc. (a)                                          157,476
                                        10,000   Trident Microsystems, Inc. (a)                               183,500
                                                                                                        -------------
                                                                                                            2,783,014
---------------------------------------------------------------------------------------------------------------------
Construction - 0.6%                      2,163   Brookfield Homes Corp.                                        62,922
                                         5,200   EMCOR Group, Inc. (a)                                        379,080
                                         5,900   Granite Construction, Inc.                                   378,662
                                         2,800   Great Lakes Dredge & Dock Corp. (a)                           26,600
                                         4,100   Perini Corp. (a)                                             252,273
                                         4,700   Washington Group International, Inc. (a)                     376,047
                                                                                                        -------------
                                                                                                            1,475,584
---------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.8%             24,600   CNET Networks, Inc. (a)                                      201,474
                                         3,000   DTS, Inc. (a)                                                 65,310
                                        20,100   EarthLink, Inc. (a)                                          150,147
                                           100   Glu Mobile, Inc. (a)                                           1,390
                                         5,500   InfoSpace, Inc.                                              127,655
                                         6,810   Internap Network Services Corp. (a)                           98,200
                                         8,200   Ipass, Inc. (a)                                               44,444
                                         3,100   LoJack Corp. (a)                                              69,099
                                         6,300   Midway Games, Inc. (a)                                        40,068
                                         6,400   NIC, Inc.                                                     43,776
                                         7,600   NetFlix, Inc. (a)                                            147,364
                                         4,500   Sohu.com, Inc. (a)                                           143,955
                                        10,900   THQ, Inc. (a)                                                332,668
                                        11,900   Take-Two Interactive Software, Inc. (a)                      237,643
                                        10,900   United Online, Inc.                                          179,741

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                         2,300   Universal Electronics, Inc. (a)                        $      83,536
                                                                                                        -------------
                                                                                                            1,966,470
---------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.7%                 9,000   American Greetings Corp. Class A                             254,970
                                         4,500   Blyth, Inc.                                                  119,610
                                         1,300   CSS Industries, Inc.                                          51,493
                                         2,700   Citi Trends, Inc. (a)                                        102,492
                                         2,700   Mannatech, Inc.                                               42,903
                                         5,100   Matthews International Corp. Class A                         222,411
                                         5,800   Nautilus, Inc.                                                69,832
                                         4,000   Oakley, Inc.                                                 113,600
                                         9,200   Playtex Products, Inc. (a)                                   136,252
                                         3,400   RC2 Corp. (a)                                                136,034
                                         6,400   Spectrum Brands, Inc. (a)                                     43,328
                                         6,100   The Topps Co., Inc.                                           64,111
                                        10,600   Tupperware Corp.                                             304,644
                                         1,600   USANA Health Sciences, Inc. (a)                               71,584
                                                                                                        -------------
                                                                                                            1,733,264
---------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                 11,500   AptarGroup, Inc.                                             408,940
Metals & Glass - 0.4%                    5,400   Greif, Inc.                                                  321,894
                                         6,200   Mobile Mini, Inc. (a)                                        181,040
                                         4,000   Silgan Holdings, Inc.                                        221,120
                                                                                                        -------------
                                                                                                            1,132,994
---------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper            1,000   AEP Industries, Inc. (a)                                      45,010
& Plastic - 0.1%                        11,200   Graphic Packaging Corp. (a)                                   54,208
                                         4,700   Myers Industries, Inc.                                       103,917
                                                                                                        -------------
                                                                                                              203,135
---------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                            6,200   Mueller Industries, Inc.                                     213,528
---------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                         4,600   Elizabeth Arden, Inc. (a)                                    111,596
                                         4,600   Helen of Troy Ltd. (a)                                       124,200
                                           800   Inter Parfums, Inc.                                           21,296
                                         9,600   Nu Skin Enterprises, Inc. Class A                            158,400
                                        31,991   Revlon, Inc. Class A (a)                                      43,828
                                                                                                        -------------
                                                                                                              459,320
---------------------------------------------------------------------------------------------------------------------
Diversified Financial                      200   ACA Capital Holdings, Inc. (a)                                 2,380
Services - 0.6%                         21,100   The BISYS Group, Inc.                                        249,613
                                           800   Clayton Holdings, Inc. (a)                                     9,112
                                           900   Enstar Group Ltd. (a)                                        108,638
                                         7,500   Euronet Worldwide, Inc. (a)                                  218,700
                                         2,100   Evercore Partners, Inc. Class A                               62,517
                                         9,800   F.N.B. Corp.                                                 164,052
                                           900   FCStone Group, Inc. (a)                                       51,579
                                         8,550   Freedom Acquisition Holdings, Inc. (a)                        94,136
                                         3,100   Greenhill & Co., Inc.                                        213,001
                                         3,100   Huron Consulting Group, Inc. (a)                             226,331
                                         2,400   Information Services Group, Inc. (a)                          18,360
                                         7,300   Interactive Brokers Group, Inc. Class A (a)                  198,049
                                         3,400   Marathon Acquisition Corp. (a)                                26,792
                                           300   Oritani Financial Corp. (a)                                    4,287
                                                                                                        -------------
                                                                                                            1,647,547
---------------------------------------------------------------------------------------------------------------------
Diversified Materials &                  7,500   Acuity Brands, Inc.                                          452,100
Processing - 0.8%                        6,800   Barnes Group, Inc.                                           215,424
                                         7,900   Brady Corp.                                                  293,406
                                         9,000   Clarcor, Inc.                                                336,870
                                        15,400   Hexcel Corp. (a)                                             324,478

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         2,300   Koppers Holdings, Inc.                                 $      77,464
                                        12,000   Olin Corp.                                                   252,000
                                         5,100   Tredegar Corp.                                               108,630
                                         1,100   Valhi, Inc.                                                   17,930
                                                                                                        -------------
                                                                                                            2,078,302
---------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store                     8,800   Casey's General Stores, Inc.                                 239,888
Chains - 0.6%                            3,200   The Great Atlantic & Pacific Tea Co., Inc. (a)               107,328
                                         2,100   Ingles Markets, Inc. Class A                                  72,345
                                         5,400   Longs Drug Stores Corp.                                      283,608
                                         2,500   Nash Finch Co.                                               123,750
                                         7,000   Pathmark Stores, Inc. (a)                                     90,720
                                         6,800   Ruddick Corp.                                                204,816
                                         3,500   Spartan Stores, Inc.                                         115,185
                                           400   Village Super Market, Inc. Class A                            19,124
                                         2,000   Weis Markets, Inc.                                            81,020
                                         5,100   Wild Oats Markets, Inc. (a)                                   85,476
                                         5,000   Winn-Dixie Stores, Inc. (a)                                  146,500
                                                                                                        -------------
                                                                                                            1,569,760
---------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.3%           5,400   Adams Respiratory Therapeutics, Inc. (a)                     212,706
                                           200   Affymax, Inc. (a)                                              5,392
                                         7,100   Akorn, Inc. (a)                                               49,629
                                         1,500   Alexza Pharmaceuticals, Inc. (a)                              12,405
                                        15,700   Alkermes, Inc. (a)                                           229,220
                                         7,100   Alpharma, Inc. Class A                                       184,671
                                         3,500   Auxilium Pharmaceuticals, Inc. (a)                            55,790
                                         5,800   Beijing Med-Pharm Corp. (a)                                   61,886
                                         3,100   Bentley Pharmaceuticals, Inc. (a)                             37,634
                                        15,600   BioMarin Pharmaceuticals, Inc. (a)                           279,864
                                         2,100   Bradley Pharmaceuticals, Inc. (a)                             45,591
                                         9,700   CV Therapeutics, Inc. (a)                                    128,137
                                         1,400   Cadence Pharmaceuticals, Inc. (a)                             16,982
                                           700   Caraco Pharmaceutical Laboratories Ltd. (a)                   10,626
                                         3,100   Chattem, Inc. (a)                                            196,478
                                        13,000   CytRx Corp. (a)                                               40,560
                                        13,600   Dendreon Corp. (a)                                            96,288
                                         9,600   Durect Corp. (a)                                              36,960
                                           100   Emergent Biosolutions, Inc. (a)                                1,030
                                         4,800   Enzo Biochem, Inc. (a)                                        71,760
                                         1,900   GTx, Inc. (a)                                                 30,761
                                        12,100   Indevus Pharmaceuticals, Inc. (a)                             81,433
                                        13,400   Isis Pharmaceuticals, Inc. (a)                               129,712
                                         8,000   Javelin Pharmaceuticals, Inc. (a)                             49,520
                                         5,800   KV Pharmaceutical Co. Class A (a)                            157,992
                                        12,300   Ligand Pharmaceuticals, Inc. Class B                          84,624
                                        13,000   MGI Pharma, Inc. (a)                                         290,810
                                        20,500   Medarex, Inc. (a)                                            292,945
                                         8,400   Medicines Co. (a)                                            148,008
                                         9,100   Medicis Pharmaceutical Corp. Class A                         277,914
                                        14,900   Nektar Therapeutics (a)                                      141,401
                                         4,200   Noven Pharmaceuticals, Inc. (a)                               98,490
                                           500   Obagi Medical Products, Inc. (a)                               8,860
                                         7,800   Onyx Pharmaceuticals, Inc. (a)                               209,820
                                         6,200   Pain Therapeutics, Inc. (a)                                   54,002
                                         5,800   Par Pharmaceutical Cos., Inc. (a)                            163,734

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         5,000   Penwest Pharmaceuticals Co. (a)                        $      62,350
                                        13,600   Perrigo Co.                                                  266,288
                                         4,200   Pharmion Corp. (a)                                           121,590
                                         4,300   Pozen, Inc. (a)                                               77,701
                                         4,700   Quidel Corp. (a)                                              82,532
                                         9,500   Regeneron Pharmaceuticals, Inc. (a)                          170,240
                                         8,200   Salix Pharmaceuticals Ltd. (a)                               100,860
                                        11,200   Santarus, Inc. (a)                                            57,904
                                         5,700   Sciele Pharma, Inc. (a)                                      134,292
                                         2,900   Somaxon Pharmaceuticals, Inc. (a)                             35,264
                                         8,700   SuperGen, Inc. (a)                                            48,372
                                           600   Trubion Pharmaceuticals, Inc. (a)                             12,528
                                         3,400   United Therapeutics Corp. (a)                                216,784
                                        15,500   Valeant Pharmaceuticals International                        258,695
                                         6,200   Vivus, Inc. (a)                                               32,426
                                         3,200   Xenoport, Inc. (a)                                           142,144
                                                                                                        -------------
                                                                                                            5,813,605
---------------------------------------------------------------------------------------------------------------------
Education Services - 0.5%                4,300   Bright Horizons Family Solutions, Inc. (a)                   167,313
                                         1,300   Capella Education Co. (a)                                     59,839
                                        15,100   Corinthian Colleges, Inc. (a)(c)                             245,979
                                         9,800   DeVry, Inc.                                                  333,396
                                         1,200   Renaissance Learning, Inc.                                    15,780
                                         2,500   Strayer Education, Inc.                                      329,275
                                         3,800   Universal Technical Institute, Inc. (a)                       96,482
                                                                                                        -------------
                                                                                                            1,248,064
---------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%         11,300   Benchmark Electronics, Inc. (a)                              255,606
                                         1,700   Coleman Cable, Inc. (a)                                       43,962
                                         2,600   OSI Systems, Inc. (a)                                         71,110
                                         7,500   Plexus Corp. (a)                                             172,425
                                         7,300   TTM Technologies, Inc. (a)                                    94,900
                                         4,000   Universal Display Corp. (a)                                   62,840
                                                                                                        -------------
                                                                                                              700,843
---------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                   3,300   AO Smith Corp.                                               131,637
Components - 0.9%                        1,400   AZZ Inc. (a)                                                  47,110
                                         5,700   American Superconductor Corp. (a)                            110,067
                                         7,470   Baldor Electric Co.                                          368,122
                                         5,800   CTS Corp.                                                     73,428
                                         4,000   Cohu, Inc.                                                    89,000
                                         2,400   Color Kinetics, Inc. (a)                                      80,184
                                         3,100   Franklin Electric Co., Inc.                                  146,258
                                         4,400   Genlyte Group, Inc. (a)                                      345,576
                                         3,900   Littelfuse, Inc. (a)                                         131,703
                                         7,400   MKS Instruments, Inc. (a)                                    204,980
                                         1,300   Powell Industries, Inc. (a)                                   41,288
                                        12,200   Power-One, Inc. (a)                                           48,556
                                         4,500   Sonic Solutions, Inc. (a)                                     56,745
                                        10,800   Taser International, Inc. (a)                                150,660
                                         6,600   Technitrol, Inc.                                             189,222
                                         2,800   Triumph Group, Inc.                                          183,316
                                                                                                        -------------
                                                                                                            2,397,852
---------------------------------------------------------------------------------------------------------------------
Electrical: Household                      800   National Presto Industries, Inc.                              49,872
Appliance - 0.0%
---------------------------------------------------------------------------------------------------------------------
Electronics - 0.7%                      12,200   Aeroflex, Inc. (a)(c)                                        172,874
                                         5,400   Agilysys, Inc.                                               121,500
                                         7,900   Arrowhead Research Corp. (a)                                  39,737

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         7,400   Avid Technology, Inc. (a)                              $     261,590
                                         5,200   Daktronics, Inc.                                             111,696
                                        11,400   Flir Systems, Inc. (a)                                       527,250
                                         3,900   II-VI, Inc. (a)                                              105,963
                                        20,700   MRV Communications, Inc. (a)                                  67,275
                                         6,400   Methode Electronics, Inc.                                    100,160
                                         1,400   Multi-Fineline Electronix, Inc. (a)                           24,024
                                         3,500   Park Electrochemical Corp.                                    98,630
                                        11,800   Semtech Corp. (a)                                            204,494
                                         2,100   Supertex, Inc. (a)                                            65,814
                                                                                                        -------------
                                                                                                            1,901,007
---------------------------------------------------------------------------------------------------------------------
Electronics: Instruments,                1,800   Faro Technologies, Inc. (a)                                   57,348
Gauges & Meters - 0.2%                   4,890   Itron, Inc. (a)                                              381,127
                                         3,100   Measurement Specialties, Inc. (a)                             73,408
                                           700   OYO Geospace Corp. (a)                                        51,933
                                         2,700   Zygo Corp. (a)                                                38,583
                                                                                                        -------------
                                                                                                              602,399
---------------------------------------------------------------------------------------------------------------------
Electronics: Medical                     1,900   Accuray, Inc. (a)                                             42,142
Systems - 1.0%                          11,200   Affymetrix, Inc. (a)                                         278,768
                                         2,400   Analogic Corp.                                               176,424
                                         2,700   Aspect Medical Systems, Inc. (a)                              40,392
                                         8,700   Bruker BioSciences Corp. (a)                                  78,387
                                         1,700   Cynosure, Inc. Class A (a)                                    61,931
                                         2,300   Datascope Corp.                                               88,044
                                         8,600   eResearch Technology, Inc. (a)                                81,786
                                         3,600   Greatbatch, Inc. (a)                                         116,640
                                         4,300   Haemonetics Corp. (a)                                        226,223
                                         8,750   Hologic, Inc. (a)                                            483,963
                                         8,707   Illumina, Inc. (a)                                           353,417
                                         5,600   Luminex Corp. (a)                                             68,936
                                        10,600   Minrad International, Inc. (a)                                62,858
                                         4,600   Natus Medical, Inc. (a)                                       73,232
                                         3,300   NxStage Medical, Inc. (a)                                     42,669
                                         2,800   Quality Systems, Inc.                                        106,316
                                         2,900   Sirona Dental Systems, Inc.                                  109,707
                                           900   Tomotherapy, Inc. (a)                                         19,728
                                         2,300   Visicu, Inc. (a)                                              21,045
                                         3,400   Zoll Medical Corp. (a)                                        75,854
                                                                                                        -------------
                                                                                                            2,608,462
---------------------------------------------------------------------------------------------------------------------
Electronics:                             9,000   AMIS Holdings, Inc. (a)                                      112,680
Semi-Conductors/Components -             4,500   Actel Corp. (a)                                               62,595
2.0%                                    17,000   Amkor Technology, Inc. (a)                                   267,750
                                         9,600   Anadigics, Inc. (a)                                          132,384
                                        51,800   Applied Micro Circuits Corp. (a)                             129,500
                                           400   Cavium Networks, Inc. (a)                                      9,048
                                        14,400   Cirrus Logic, Inc. (a)                                       119,520
                                        79,800   Conexant Systems, Inc. (a)                                   110,124
                                         5,300   DSP Group, Inc. (a)                                          108,491
                                         3,200   Diodes, Inc. (a)                                             133,664
                                         5,900   Exar Corp. (a)                                                79,060
                                         2,300   Excel Technology, Inc. (a)                                    64,262
                                         7,800   Formfactor, Inc. (a)                                         298,740
                                         6,200   Genesis Microchip, Inc. (a)                                   58,032
                                         2,300   Hittite Microwave Corp. (a)                                   98,279

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                           900   IPG Photonics Corp. (a)                                $      17,955
                                         4,200   IXYS Corp. (a)                                                35,070
                                        19,900   Lattice Semiconductor Corp. (a)                              113,828
                                         7,100   MIPS Technologies, Inc. (a)                                   62,409
                                         9,000   Micrel, Inc.                                                 114,480
                                        12,400   Microsemi Corp. (a)                                          296,980
                                         8,700   Microtune, Inc. (a)                                           45,501
                                         3,600   Monolithic Power Systems, Inc. (a)                            62,820
                                         2,800   Netlogic Microsystems, Inc. (a)                               89,152
                                        37,900   ON Semiconductor Corp. (a)                                   406,288
                                         8,900   Omnivision Technologies, Inc. (a)                            161,179
                                         4,400   PLX Technology, Inc. (a)                                      49,104
                                        32,300   PMC-Sierra, Inc. (a)                                         249,679
                                         4,200   Pericom Semiconductor Corp. (a)                               46,872
                                        31,600   RF Micro Devices, Inc. (a)                                   197,184
                                         8,600   SiRF Technology Holdings, Inc. (a)                           178,364
                                        14,300   Silicon Image, Inc. (a)                                      122,694
                                        15,400   Silicon Storage Technology, Inc. (a)                          57,442
                                        26,000   Skyworks Solutions, Inc. (a)                                 191,100
                                        13,000   Spansion LLC Class A (a)                                     144,300
                                        12,300   Syntax-Brillian Corp. (a)                                     60,516
                                         3,500   Techwell, Inc. (a)                                            45,850
                                         7,800   Tessera Technologies, Inc. (a)                               316,290
                                        24,400   TriQuint Semiconductor, Inc. (a)                             123,464
                                         3,300   Volterra Semiconductor Corp. (a)                              46,860
                                                                                                        -------------
                                                                                                            5,019,510
---------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.5%           2,200   3D Systems Corp. (a)                                          54,714
                                         4,600   Acacia Research - Acacia Technologies (a)                     74,336
                                         1,500   American Science & Engineering, Inc. (a)                      85,275
                                         6,900   Checkpoint Systems, Inc. (a)                                 174,225
                                         7,100   Cogent, Inc. (a)                                             104,299
                                         5,200   Coherent, Inc. (a)                                           158,652
                                         2,500   Cubic Corp.                                                   75,450
                                         2,900   EDO Corp.                                                     95,323
                                         1,300   Eagle Test Systems, Inc. (a)                                  20,878
                                         3,300   Gerber Scientific, Inc. (a)                                   38,346
                                         2,100   Innovative Solutions & Support, Inc. (a)                      48,762
                                         5,200   Ionatron, Inc. (a)                                            20,280
                                        13,700   Kemet Corp. (a)                                               96,585
                                         4,200   ScanSource, Inc. (a)                                         134,358
                                         7,000   Smart Modular Technologies WWH, Inc. (a)                      96,320
                                                                                                        -------------
                                                                                                            1,277,803
---------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.5%              2,100   Alon USA Energy, Inc.                                         92,421
                                         4,930   Aventine Renewable Energy Holdings, Inc. (a)                  83,662
                                         3,300   Clean Energy Fluels Corp. (a)                                 41,448
                                         5,600   Crosstex Energy, Inc.                                        160,888
                                         1,600   Dawson Geophysical Co. (a)                                    98,336
                                           200   EnerNOC, Inc. (a)                                              7,626
                                        12,500   Evergreen Energy, Inc. (a)                                    75,375
                                        14,400   Evergreen Solar, Inc. (a)                                    133,920
                                        10,800   FuelCell Energy, Inc. (a)                                     85,536
                                           567   GeoMet, Inc. (a)                                               4,343
                                           720   MarkWest Hydrocarbon, Inc.                                    41,350
                                         4,500   Matrix Service Co. (a)                                       111,825

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         1,600   Ormat Technologies, Inc.                               $      60,288
                                         5,600   Pacific Ethanol, Inc. (a)                                     73,920
                                         6,200   Penn Virginia Corp.                                          249,240
                                        32,700   Rentech, Inc. (a)                                             84,693
                                                                                                        -------------
                                                                                                            1,404,871
---------------------------------------------------------------------------------------------------------------------
Engineering &                            6,800   Aecom Technology Corp. (a)                                   168,708
Contracting Services - 0.5%              2,300   Cal Dive International, Inc. (a)                              38,249
                                         2,800   Clean Harbors, Inc. (a)                                      138,376
                                         6,700   Dycom Industries, Inc. (a)                                   200,866
                                         4,000   ENGlobal Corp. (a)                                            48,600
                                         6,100   InfraSource Services, Inc. (a)                               226,310
                                         2,100   Integrated Electrical Services, Inc. (a)                      69,237
                                         2,200   Layne Christensen Co. (a)                                     90,090
                                         1,700   Michael Baker Corp. (a)                                       63,155
                                        14,940   SAIC, Inc. (a)                                               269,966
                                                                                                        -------------
                                                                                                            1,313,557
---------------------------------------------------------------------------------------------------------------------
Entertainment - 0.4%                     2,200   Carmike Cinemas, Inc.                                         48,312
                                         3,200   Cinemark Holdings, Inc. (a)                                   57,248
                                         6,700   Gaylord Entertainment Co. (a)                                359,388
                                        10,700   Live Nation, Inc. (a)                                        239,466
                                         3,600   Lodgenet Entertainment Corp. (a)                             115,416
                                         2,300   Speedway Motorsports, Inc.                                    91,954
                                                                                                        -------------
                                                                                                              911,784
---------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.1%                      15,100   Terra Industries, Inc. (a)                                   383,842
---------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.3%                 3,641   Accredited Home Lenders Holding Co. (a)                       49,772
                                         2,100   Asta Funding, Inc.                                            80,703
                                           878   Credit Acceptance Corp. (a)                                   23,557
                                         4,000   Delta Financial Corp.                                         49,080
                                         6,300   International Securities Exchange, Inc.                      411,705
                                         3,100   MVC Capital, Inc.                                             58,311
                                         1,000   NewStar Financial, Inc. (a)                                   14,230
                                         3,200   World Acceptance Corp. (a)                                   136,736
                                                                                                        -------------
                                                                                                              824,094
---------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%              10,900   Advance America, Cash Advance Centers, Inc.                  193,366
                                         2,200   Dollar Financial Corp. (a)                                    62,700
                                         3,900   Encore Capital Group, Inc. (a)                                48,672
                                         2,100   Nelnet, Inc. Class A                                          51,324
                                           300   QC Holdings, Inc.                                              4,500
                                                                                                        -------------
                                                                                                              360,562
---------------------------------------------------------------------------------------------------------------------
Financial Data Processing                3,400   Advent Software, Inc. (a)                                    110,670
Services & Systems - 0.8%                4,600   Authorize.Net Holdings, Inc. (a)                              82,294
                                           600   Cass Information Systems, Inc.                                21,756
                                         3,300   CompuCredit Corp. (a)                                        115,566
                                         5,100   CyberSource Corp. (a)                                         61,506
                                         9,000   Deluxe Corp.                                                 365,490
                                         7,700   eFunds Corp. (a)                                             271,733
                                         4,900   eSpeed, Inc. Class A (a)                                      42,336
                                         2,900   ExlService Holdings, Inc. (a)                                 54,346
                                         2,400   Heartland Payment Systems, Inc.                               70,392
                                         9,400   Hypercom Corp. (a)                                            55,554
                                        12,800   Jack Henry & Associates, Inc.                                329,600
                                         5,600   Online Resources Corp. (a)                                    61,488
                                         4,200   TNS, Inc.                                                     60,522
                                         6,200   TradeStation Group, Inc. (a)                                  72,230

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         6,500   Wright Express Corp. (a)                               $     222,755
                                                                                                        -------------
                                                                                                            1,998,238
---------------------------------------------------------------------------------------------------------------------
Financial Information                    1,800   Bankrate, Inc. (a)                                            86,256
Services - 0.2%                          9,980   INVESTools, Inc. (a)                                          99,401
                                         5,900   Interactive Data Corp.                                       158,002
                                         2,000   Morningstar, Inc. (a)                                         94,050
                                        17,500   Move, Inc. (a)                                                78,400
                                        11,000   S1 Corp. (a)                                                  87,890
                                         3,400   TheStreet.com, Inc.                                           36,992
                                                                                                        -------------
                                                                                                              640,991
---------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.9%           5,700   Advanta Corp. Class B                                        177,498
                                         2,800   Asset Acceptance Capital Corp. (a)                            49,560
                                         5,100   Cash America International, Inc.                             202,215
                                         1,900   Federal Agricultural Mortgage Corp. Class B                   65,018
                                         4,800   Financial Federal Corp.                                      143,136
                                         4,900   First Cash Financial Services, Inc. (a)                      114,856
                                         5,800   Global Cash Access, Inc. (a)                                  92,916
                                         2,800   LandAmerica Financial Group, Inc.                            270,172
                                         2,800   Portfolio Recovery Associates, Inc.                          168,056
                                         1,500   RAM Holdings Ltd. (a)                                         23,625
                                         3,000   Sanders Morris Harris Group, Inc.                             34,920
                                        10,600   Sotheby's Holdings, Inc. Class A                             487,812
                                         3,260   Sterling Bancorp                                              52,258
                                         2,800   Stewart Information Services Corp.                           111,524
                                         2,100   Stifel Financial Corp. (a)                                   123,669
                                         1,900   Triad Guaranty, Inc. (a)                                      75,867
                                         1,000   WSFS Financial Corp.                                          65,430
                                           700   Wauwatosa Holdings, Inc. (a)                                  11,578
                                                                                                        -------------
                                                                                                            2,270,110
---------------------------------------------------------------------------------------------------------------------
Foods - 1.0%                               300   American Dairy, Inc. (a)                                       5,598
                                         3,100   Cal-Maine Foods, Inc.                                         50,778
                                         6,900   Chiquita Brands International, Inc.                          130,824
                                         8,400   Flowers Foods, Inc.                                          280,224
                                         3,700   Fresh Del Monte Produce, Inc.                                 92,684
                                         5,600   Hain Celestial Group, Inc. (a)                               151,984
                                         2,300   J&J Snack Foods Corp.                                         86,802
                                         5,100   Lance, Inc.                                                  120,156
                                         2,000   M&F Worldwide Corp. (a)                                      133,160
                                           700   Maui Land & Pineapple Co., Inc. (a)                           25,711
                                         5,800   Performance Food Group Co. (a)                               188,442
                                         6,600   Pilgrim's Pride Corp.                                        251,922
                                         4,400   Ralcorp Holdings, Inc. (a)                                   235,180
                                         3,000   Sanderson Farms, Inc.                                        135,060
                                           100   Seaboard Corp.                                               234,500
                                         8,100   Sensient Technologies Corp.                                  205,659
                                         5,843   Tootsie Roll Industries, Inc.                                161,910
                                         5,100   TreeHouse Foods, Inc. (a)                                    135,711
                                                                                                        -------------
                                                                                                            2,626,305
---------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                   1,800   Deltic Timber Corp.                                           98,676
                                         2,700   Universal Forest Products, Inc.                              114,102
                                                                                                        -------------
                                                                                                              212,778
---------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing                    4,200   Ennis, Inc.                                                   98,784
Services - 0.1%                          2,500   Innerworkings, Inc. (a)                                       40,050
                                         2,900   The Standard Register Co.                                     33,060
                                                                                                        -------------
                                                                                                              171,894
---------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries            18,300   Stewart Enterprises, Inc. Class A                      $     142,557
- 0.1%
---------------------------------------------------------------------------------------------------------------------
Glass - 0.1%                             4,900   Apogee Enterprises, Inc.                                     136,318
---------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                             48,700   Coeur d'Alene Mines Corp. (a)                                174,833
                                         3,900   Royal Gold, Inc.                                              92,703
                                                                                                        -------------
                                                                                                              267,536
---------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.7%            7,800   Assisted Living Concepts, Inc. (a)                            83,070
                                         4,300   Capital Senior Living Corp. (a)                               40,506
                                           400   Emeritus Corp. (a)                                            12,392
                                         3,200   Genesis HealthCare Corp. (a)                                 218,944
                                         4,880   Kindred Healthcare, Inc. (a)                                 149,914
                                         3,600   LCA-Vision, Inc.                                             170,136
                                         1,400   MedCath Corp. (a)                                             44,520
                                         1,100   National Healthcare Corp.                                     56,760
                                         8,800   Psychiatric Solutions, Inc. (a)                              319,088
                                         2,100   Radiation Therapy Services, Inc. (a)                          55,314
                                         4,000   Res-Care, Inc. (a)                                            84,560
                                         4,900   Skilled Healthcare Group, Inc. Class A (a)                    75,999
                                         8,200   Sun Healthcare Group, Inc. (a)                               118,818
                                         7,300   Sunrise Senior Living, Inc. (a)                              291,927
                                                                                                        -------------
                                                                                                            1,721,948
---------------------------------------------------------------------------------------------------------------------
Health Care Management                   8,600   AMERIGROUP Corp. (a)                                         204,680
Services - 0.6%                          8,300   Allscripts Healthcare Solutions, Inc. (a)                    211,484
                                         1,300   American Dental Partners, Inc. (a)                            33,761
                                         5,200   Amsurg Corp. (a)                                             125,528
                                         7,100   Centene Corp. (a)                                            152,082
                                         1,600   Computer Programs & Systems, Inc.                             49,568
                                         1,550   Corvel Corp. (a)                                              40,517
                                         7,400   Eclipsys Corp. (a)                                           146,520
                                         2,600   HMS Holdings Corp. (a)                                        49,764
                                         6,500   HealthSpring, Inc. (a)                                       123,890
                                         2,100   Molina Healthcare, Inc. (a)                                   64,092
                                         5,000   Omnicell, Inc. (a)                                           103,900
                                         6,000   Phase Forward, Inc. (a)                                      100,980
                                         2,500   Vital Images, Inc. (a)                                        67,900
                                                                                                        -------------
                                                                                                            1,474,666
---------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.7%              6,000   Alliance Imaging, Inc. (a)                                    56,340
                                         4,233   Amedisys, Inc. (a)                                           153,785
                                         7,100   Apria Healthcare Group, Inc. (a)                             204,267
                                         1,800   Bio-Reference Labs, Inc. (a)                                  49,230
                                         1,100   Emergency Medical Services Corp. (a)                          43,043
                                         4,700   Gentiva Health Services, Inc. (a)                             94,282
                                        13,600   HealthSouth Corp. (a)                                        246,296
                                         4,800   Healthcare Services Group, Inc.                              141,600
                                         5,700   Healthways, Inc. (a)                                         270,009
                                         6,800   Hythiam, Inc. (a)                                             58,820
                                         2,200   LHC Group, Inc. (a)                                           57,640
                                         3,700   Matria Healthcare, Inc. (a)                                  112,036
                                         2,500   Nighthawk Radiology Holdings, Inc. (a)                        45,125
                                         6,100   Odyssey HealthCare, Inc. (a)                                  72,346
                                         3,200   Symbion, Inc. (a)                                             69,472
                                                                                                        -------------
                                                                                                            1,674,291
---------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.3%                      5,800   Beazer Homes USA, Inc.                                       143,086
                                         6,100   Hovnanian Enterprises, Inc. Class A (a)                      100,833

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         2,100   M/I Homes, Inc.                                        $      55,860
                                         4,000   Meritage Homes Corp. (a)                                     107,000
                                         9,400   Standard-Pacific Corp.                                       164,782
                                         5,900   WCI Communities, Inc. (a)                                     98,412
                                                                                                        -------------
                                                                                                              669,973
---------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                       3,100   Lodgian, Inc. (a)                                             46,593
                                         3,400   Marcus Corp.                                                  80,784
                                         3,200   Morgans Hotel Group Co. (a)                                   78,016
                                                                                                        -------------
                                                                                                              205,393
---------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.5%             2,100   American Woodmark Corp.                                       72,660
                                         5,000   Ethan Allen Interiors, Inc.                                  171,250
                                         7,900   Furniture Brands International, Inc.                         112,180
                                         3,400   Haverty Furniture Cos., Inc.                                  39,678
                                         1,700   Hooker Furniture Corp.                                        38,148
                                         8,400   La-Z-Boy, Inc.                                                96,264
                                         1,700   Libbey, Inc.                                                  36,669
                                         2,000   Lifetime Brands, Inc.                                         40,900
                                         5,800   Sealy Corp.                                                   95,816
                                         9,300   Select Comfort Corp. (a)                                     150,846
                                        12,714   Tempur-Pedic International, Inc.                             329,293
                                                                                                        -------------
                                                                                                            1,183,704
---------------------------------------------------------------------------------------------------------------------
Identification Control &                 5,800   Advanced Energy Industries, Inc. (a)                         131,428
Filter Devices - 0.6%                    8,400   Asyst Technologies, Inc. (a)                                  60,732
                                         2,300   Badger Meter, Inc.                                            64,998
                                         4,200   ESCO Technologies, Inc. (a)                                  152,292
                                         1,375   The Gorman-Rupp Co.                                           43,808
                                        10,498   L-1 Identity Solutions, Inc. (a)                             214,684
                                         4,600   Mine Safety Appliances Co.                                   201,296
                                         2,300   Robbins & Myers, Inc.                                        122,199
                                         1,600   Sun Hydraulics, Inc.                                          78,800
                                         5,300   Veeco Instruments, Inc. (a)                                  109,922
                                         3,200   Vicor Corp.                                                   42,336
                                         4,900   Watts Water Technologies, Inc. Class A                       183,603
                                         4,500   X-Rite, Inc.                                                  66,465
                                                                                                        -------------
                                                                                                            1,472,563
---------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.1%               4,800   Smith & Wesson Holding Corp. (a)                              80,400
                                         2,700   TAL International Group, Inc.                                 80,217
                                                                                                        -------------
                                                                                                              160,617
---------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                   9,800   American Equity Investment Life Holding Co.                  118,384
                                         2,200   Citizens, Inc. (a)                                            15,488
                                         7,250   Delphi Financial Group, Inc. Class A                         303,195
                                         1,500   Great American Financial Resources, Inc.                      36,285
                                           300   Kansas City Life Insurance Co.                                13,950
                                           400   National Western Life Insurance Co. Class A                  101,168
                                        18,600   The Phoenix Cos., Inc.                                       279,186
                                         3,500   Presidential Life Corp.                                       68,810
                                         7,800   Scottish Re Group Ltd. (a)                                    38,142
                                         6,400   Universal American Financial Corp. (a)                       136,192
                                                                                                        -------------
                                                                                                            1,110,800
---------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 1.1%             5,300   Alfa Corp.                                                    82,521
                                        10,200   Assured Guaranty Ltd.                                        301,511
                                         2,000   CNA Surety Corp. (a)                                          37,820
                                         5,200   Crawford & Co. Class B                                        35,152
                                         1,000   EMC Insurance Group, Inc.                                     24,820

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         3,000   eHealth, Inc. (a)                                      $      57,270
                                         2,300   FBL Financial Group, Inc. Class A                             90,436
                                           400   Flagstone Reinsurance Holdings Ltd. (a)                        5,327
                                         4,800   HealthExtras, Inc. (a)                                       141,984
                                         6,000   Hilb Rogal & Hobbs Co.                                       257,160
                                         7,500   Horace Mann Educators Corp.                                  159,300
                                        10,700   Max Capital Group Ltd.                                       302,810
                                         4,300   Meadowbrook Insurance Group, Inc. (a)                         47,128
                                        16,900   Montpelier Re Holdings Ltd.                                  313,326
                                         1,900   Pico Holdings, Inc. (a)                                       82,194
                                         9,100   Platinum Underwriters Holdings Ltd.                          316,225
                                         5,400   Primus Guaranty Ltd. (a)                                      57,888
                                         4,500   Security Capital Assurance Ltd.                              138,915
                                         6,050   Zenith National Insurance Corp.                              284,895
                                                                                                        -------------
                                                                                                            2,736,682
---------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty             5,600   21st Century Insurance Group                                 122,416
- 1.9%                                   1,800   American Physicians Capital, Inc. (a)                         72,900
                                         4,100   Amerisafe, Inc. (a)                                           80,483
                                         3,000   Amtrust Financial Services, Inc.                              56,370
                                         5,500   Argonaut Group, Inc.                                         171,655
                                        15,200   Aspen Insurance Holdings Ltd.                                426,663
                                         2,000   Baldwin & Lyons, Inc. Class B                                 51,960
                                         2,300   Bristol West Holdings, Inc.                                   51,451
                                         9,400   Commerce Group, Inc.                                         326,368
                                         1,200   Darwin Professional Underwriters, Inc. (a)                    30,204
                                         1,600   Donegal Group, Inc. Class A                                   23,840
                                         8,710   Employers Holdings, Inc.                                     185,000
                                         1,800   FPIC Insurance Group, Inc. (a)                                73,386
                                         2,800   First Acceptance Corp. (a)                                    28,448
                                         3,100   First Mercury Financial Corp. (a)                             65,007
                                        11,000   Fremont General Corp.                                        118,360
                                           500   Greenlight Capital Re Ltd. (a)                                11,264
                                         2,400   Harleysville Group, Inc.                                      80,064
                                         9,600   IPC Holdings, Ltd.                                           309,984
                                         3,200   Infinity Property & Casualty Corp.                           162,336
                                         1,500   James River Group, Inc.                                       49,845
                                         1,600   The Midland Co.                                               75,104
                                           900   NYMAGIC, Inc.                                                 36,180
                                         1,700   National Interstate Corp.                                     44,336
                                         2,100   Navigators Group, Inc. (a)                                   113,190
                                         4,100   Odyssey Re Holdings Corp.                                    175,849
                                        10,300   Ohio Casualty Corp.                                          446,093
                                         6,900   PMA Capital Corp. Class A (a)                                 73,761
                                         5,000   PXRE Group Ltd. (a)                                           23,200
                                         5,500   ProAssurance Corp. (a)                                       306,185
                                         3,400   RLI Corp.                                                    190,230
                                         2,500   Safety Insurance Group, Inc.                                 103,500
                                         4,700   SeaBright Insurance Holdings, Inc. (a)                        82,156
                                         9,600   Selective Insurance Group, Inc.                              258,048
                                         2,300   State Auto Financial Corp.                                    70,495
                                         4,000   Tower Group, Inc.                                            127,600
                                         3,000   United America Indemnity, Ltd. (a)                            74,610
                                         3,600   United Fire & Casualty Co.                                   127,368
                                                                                                        -------------
                                                                                                            4,825,909
---------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
Investment Management                   17,376   Apollo Investment Corp.                                $     373,932
Companies - 0.8%                        11,332   Ares Capital Corp.                                           190,944
                                         4,100   Calamos Asset Management, Inc. Class A                       104,755
                                           400   Capital Southwest Corp.                                       62,316
                                         2,400   Cohen & Steers, Inc.                                         104,280
                                         3,500   Cowen Group, Inc. (a)                                         62,685
                                         2,600   Epoch Holding Corp. (a)                                       34,814
                                         1,000   GAMCO Investors, Inc. Class A                                 56,050
                                         2,200   Kohlberg Capital Corp.                                        40,810
                                        10,000   MCG Capital Corp.                                            160,200
                                         3,100   NGP Capital Resources Co.                                     51,832
                                         6,100   National Financial Partners Corp.                            282,491
                                         5,400   NexCen Brands, Inc. (a)                                       60,156
                                         2,600   Technology Investment Capital Corp.                           41,054
                                         2,600   U.S. Global Investors, Inc.                                   58,890
                                         1,400   WP Stewart & Co. Ltd.                                         15,246
                                        13,700   Waddell & Reed Financial, Inc. Class A                       356,337
                                                                                                        -------------
                                                                                                            2,056,792
---------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones             7,600   Fossil, Inc. (a)                                             224,124
- 0.1%                                   2,800   Movado Group, Inc.                                            94,472
                                                                                                        -------------
                                                                                                              318,596
---------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.5%                     11,700   Callaway Golf Co.                                            208,377
                                         4,700   Great Wolf Resorts, Inc. (a)                                  66,975
                                         8,300   K2, Inc. (a)                                                 126,077
                                         5,200   Life Time Fitness, Inc. (a)                                  276,796
                                         5,700   Premier Exhibitions, Inc. (a)                                 89,832
                                        11,500   Six Flags, Inc. (a)                                           70,035
                                         1,300   Steinway Musical Instruments, Inc.                            44,967
                                         2,500   Sturm Ruger & Co., Inc. (a)                                   38,800
                                         1,800   Town Sports International Holdings, Inc. (a)                  34,776
                                         5,100   Vail Resorts, Inc. (a)                                       310,437
                                         2,500   West Marine, Inc. (a)                                         34,400
                                                                                                        -------------
                                                                                                            1,301,472
---------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.0%                     1,300   Hurco Companies, Inc. (a)                                     64,974
---------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%           7,850   Applied Industrial Technologies, Inc.                        231,575
---------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.1%           1,850   Gehl Co. (a)                                                  56,166
                                         2,000   Lindsay Manufacturing Co.                                     88,580
                                                                                                        -------------
                                                                                                              144,746
---------------------------------------------------------------------------------------------------------------------
Machinery: Construction &                3,700   ASV, Inc. (a)                                                 63,936
Handling - 0.1%                          3,000   Astec Industries, Inc. (a)                                   126,660
                                           900   NACCO Industries, Inc. Class A                               139,941
                                                                                                        -------------
                                                                                                              330,537
---------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                8,100   Briggs & Stratton Corp.                                      255,636
                                         3,200   Raser Techonologies, Inc. (a)                                 23,648
                                                                                                        -------------
                                                                                                              279,284
---------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty          4,500   Actuant Corp. Class A                                        283,770
- 0.6%                                     600   Altra Holdings, Inc. (a)                                      10,368
                                         1,300   Chart Industries, Inc. (a)                                    36,972
                                         3,100   Columbus McKinnon Corp. (a)                                   99,820
                                         3,500   EnPro Industries, Inc. (a)                                   149,765
                                         2,300   Hardinge, Inc.                                                78,269
                                         2,400   Kadant, Inc. (a)                                              74,880
                                         2,200   Middleby Corp. (a)                                           131,604
                                         5,200   Nordson Corp.                                                260,832

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         2,900   Tecumseh Products Co. Class A (a)                      $      45,559
                                         2,800   Tennant Co.                                                  102,200
                                           900   Twin Disc, Inc.                                               64,719
                                         4,900   Woodward Governor Co.                                        262,983
                                                                                                        -------------
                                                                                                            1,601,741
---------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment            4,800   Allis-Chalmers Energy, Inc. (a)                              110,352
& Services - 1.5%                        5,800   Basic Energy Services, Inc. (a)                              148,306
                                         3,350   CARBO Ceramics, Inc.                                         146,764
                                         6,100   Complete Production Services, Inc. (a)                       157,685
                                         3,800   Dril-Quip, Inc. (a)                                          170,810
                                         1,700   Flotek Industries, Inc. (a)                                  101,915
                                         2,100   Gulf Island Fabrication, Inc.                                 72,870
                                        15,100   Hanover Compressor Co. (a)                                   360,135
                                         4,500   Horizon Offshore, Inc. (a)                                    86,400
                                         4,200   Hornbeck Offshore Services, Inc. (a)                         162,792
                                        11,600   Input/Output, Inc. (a)                                       181,076
                                         2,400   Lufkin Industries, Inc.                                      154,920
                                         2,800   NATCO Group, Inc. Class A (a)                                128,912
                                        15,600   Newpark Resources, Inc. (a)                                  120,900
                                         8,000   Oil States International, Inc. (a)                           330,720
                                        18,900   Parker Drilling Co. (a)                                      199,206
                                         5,625   RPC, Inc.                                                     95,850
                                         6,300   Sulphco, Inc. (a)                                             22,743
                                           800   Superior Offshore International, Inc. (a)                     14,560
                                         2,200   Superior Well Services, Inc. (a)                              55,902
                                           300   T-3 Energy Services, Inc. (a)                                 10,035
                                         1,900   Trico Marine Services, Inc. (a)                               77,672
                                         1,900   Union Drilling, Inc. (a)                                      31,198
                                         4,900   Universal Compression Holdings, Inc. (a)                     355,103
                                         5,200   W-H Energy Services, Inc. (a)                                321,932
                                         4,800   Willbros Group, Inc. (a)                                     142,464
                                                                                                        -------------
                                                                                                            3,761,222
---------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.3%              5,850   Bucyrus International, Inc.                                  414,063
                                         1,900   Cascade Corp.                                                149,036
                                         4,600   Flow International Corp. (a)                                  57,960
                                         3,600   Semitool, Inc. (a)                                            34,596
                                         4,500   TurboChef Technologies, Inc. (a)                              62,640
                                                                                                        -------------
                                                                                                              718,295
---------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%             12,500   Champion Enterprises, Inc. (a)                               122,875
                                         1,600   Palm Harbor Homes, Inc. (a)                                   22,640
                                         1,200   Skyline Corp.                                                 36,012
                                                                                                        -------------
                                                                                                              181,527
---------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                     7,900   Federal Signal Corp.                                         125,294
                                         2,200   Standex International Corp.                                   62,568
                                                                                                        -------------
                                                                                                              187,862
---------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &           3,500   Abaxis, Inc. (a)                                              73,010
Supplies - 2.7%                          4,700   Abiomed, Inc. (a)                                             50,666
                                         9,700   Align Technology, Inc. (a)                                   234,352
                                        12,300   American Medical Systems Holdings, Inc. (a)(c)               221,892
                                         4,000   AngioDynamics, Inc. (a)                                       72,040
                                         4,000   Arrow International, Inc.                                    153,120
                                         3,000   Bio-Rad Laboratories, Inc. Class A (a)                       226,710
                                         2,700   BioMimetic Therapeutics, Inc. (a)                             42,201
                                         4,900   CONMED Corp. (a)                                             143,472

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                           800   Cantel Medical Corp. (a)                               $      13,608
                                         9,500   Cepheid, Inc. (a)                                            138,700
                                         4,200   Conceptus, Inc. (a)                                           81,354
                                         2,500   CryoLife, Inc. (a)                                            32,525
                                         2,900   Cutera, Inc. (a)                                              72,268
                                         3,800   Cyberonics, Inc. (a)                                          63,916
                                         3,800   DJO, Inc. (a)                                                156,826
                                         2,400   ev3, Inc. (a)                                                 40,512
                                         3,300   FoxHollow Technologies, Inc. (a)                              70,092
                                         1,400   Hansen Medical, Inc. (a)                                      26,446
                                         3,300   I-Flow Corp. (a)                                              55,242
                                         2,500   ICU Medical, Inc. (a)                                        107,350
                                        11,250   Immucor, Inc. (a)                                            314,663
                                         4,900   Invacare Corp.                                                89,817
                                         7,200   Inverness Medical Innovations, Inc. (a)                      367,344
                                         7,800   Kyphon, Inc. (a)                                             375,570
                                         1,500   Landauer, Inc.                                                73,875
                                         5,500   LifeCell Corp. (a)                                           167,970
                                         1,900   Medical Action Industries, Inc. (a)                           34,314
                                         6,500   Mentor Corp.                                                 264,420
                                         5,475   Meridian Bioscience, Inc.                                    118,589
                                         4,500   Merit Medical Systems, Inc. (a)                               53,820
                                         3,100   Micrus Endovascular Corp. (a)                                 76,260
                                         1,800   Northstar Neuroscience, Inc. (a)                              20,934
                                         5,800   NuVasive, Inc. (a)                                           156,658
                                         8,100   OraSure Technologies, Inc. (a)                                66,258
                                         2,200   Orthofix International NV (a)                                 98,934
                                         6,600   Owens & Minor, Inc.                                          230,604
                                        11,700   PSS World Medical, Inc. (a)                                  213,174
                                         3,100   Palomar Medical Technologies, Inc. (a)                       107,601
                                         4,000   PolyMedica Corp.                                             163,400
                                         6,000   Sonic Innovations, Inc. (a)                                   52,500
                                         2,900   SonoSite, Inc. (a)                                            91,147
                                         6,700   Spectranetic Corp. (a)                                        77,184
                                         4,100   Stereotaxis, Inc. (a)                                         53,546
                                        10,600   Steris Corp.                                                 324,360
                                         2,800   SurModics, Inc. (a)                                          140,000
                                         5,700   Symmetry Medical, Inc. (a)                                    91,257
                                         8,700   Thoratec Corp. (a)                                           159,993
                                         5,100   Ventana Medical Systems, Inc. (a)                            394,077
                                         1,300   Vital Signs, Inc.                                             72,215
                                         3,000   Volcano Corp. (a)                                             60,630
                                         5,400   West Pharmaceutical Services, Inc.                           254,610
                                         5,800   Wright Medical Group, Inc. (a)                               139,896
                                                                                                        -------------
                                                                                                            6,981,922
---------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                  2,200   Air Methods Corp. (a)                                         80,674
                                         6,400   Magellan Health Services, Inc. (a)                           297,408
                                         5,100   Option Care, Inc.                                             78,540
                                         4,800   Parexel International Corp. (a)                              201,888
                                         3,000   RehabCare Group, Inc. (a)                                     42,720
                                                                                                        -------------
                                                                                                              701,230
---------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.0%                 1,100   Ampco-Pittsburgh Corp.                                        44,099
                                         2,700   CIRCOR International, Inc.                                   109,161
                                           200   Compx International, Inc.                                      3,700

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         2,000   Dynamic Materials Corp.                                $      75,000
                                         4,100   Encore Wire Corp.                                            120,704
                                         1,700   Haynes International, Inc. (a)                               143,531
                                         2,800   Insteel Industries, Inc.                                      50,400
                                         4,600   Kaydon Corp.                                                 239,752
                                         2,300   LB Foster Co. Class A (a)                                     65,964
                                        18,680   Mueller Water Products, Inc. Series A                        318,681
                                           800   Northwest Pipe Co. (a)                                        28,456
                                         6,000   Quanex Corp.                                                 292,200
                                         3,600   RBC Bearings, Inc. (a)                                       148,500
                                         3,800   RTI International Metals, Inc. (a)                           286,406
                                         4,600   Ryerson, Inc.                                                173,190
                                         3,300   Superior Essex, Inc. (a)                                     123,255
                                           200   Trimas Corp. (a)                                               2,416
                                         3,000   Valmont Industries, Inc.                                     218,280
                                                                                                        -------------
                                                                                                            2,443,695
---------------------------------------------------------------------------------------------------------------------
Metals & Minerals                        1,800   AM Castle & Co.                                               64,638
Miscellaneous - 0.6%                     3,900   AMCOL International Corp.                                    106,509
                                         9,400   Apex Silver Mines Ltd. (a)                                   189,691
                                         3,300   Brush Engineered Materials, Inc. (a)                         138,567
                                         5,200   Compass Minerals International, Inc.                         180,232
                                        17,100   GrafTech International Ltd. (a)                              287,964
                                        19,600   Hecla Mining Co. (a)                                         167,384
                                        10,400   Idaho General Mines, Inc. (a)                                 65,936
                                         3,100   Minerals Technologies, Inc.                                  207,545
                                         6,800   Stillwater Mining Co. (a)                                     74,868
                                        10,400   US Gold Corp. (a)                                             57,200
                                         9,800   Uranium Resources, Inc. (a)                                  108,094
                                                                                                        -------------
                                                                                                            1,648,628
---------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain                   1,700   MGP Ingredients, Inc.                                         28,730
Processing - 0.0%
---------------------------------------------------------------------------------------------------------------------
Miscellaneous Business &                 1,600   Core-Mark Holdings Co., Inc. (a)                              57,568
Consumer Discretionary - 0.0%
---------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%    3,200   Reddy Ice Holdings, Inc.                                      91,264
---------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care - 0.0%           700   Animal Health International, Inc. (a)                         10,143
---------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                4,400   Ceradyne, Inc. (a)                                           325,424
Commodities - 0.2%                       5,900   Symyx Technologies Inc. (a)                                   67,909
                                         2,900   WD-40 Co.                                                     95,323
                                                                                                        -------------
                                                                                                              488,656
---------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                4,800   Insituform Technologies, Inc. Class A (a)                    104,688
Processing - 0.3%                        4,200   Metal Management, Inc.                                       185,094
                                         2,900   Rogers Corp. (a)                                             107,300
                                        14,200   USEC, Inc. (a)                                               312,116
                                         1,700   Xerium Technologies, Inc.                                     12,954
                                                                                                        -------------
                                                                                                              722,152
---------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer                   6,700   Blount International, Inc. (a)                                87,636
Durables - 0.1%                          1,200   Park-Ohio Holdings Corp (a)                                   32,760
                                                                                                        -------------
                                                                                                              120,396
---------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.1%          4,600   IHS, Inc. Class A (a)                                        211,600
                                         2,000   iRobot Corp. (a)                                              39,700
                                         2,800   Vocus, Inc. (a)                                               70,308
                                                                                                        -------------
                                                                                                              321,608
---------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.4%            4,800   Compass Diversified Trust                                     85,584
                                         9,100   GenCorp, Inc. (a)                                            118,937
                                         1,400   GenTek Inc. (a)                                               49,308

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         4,200   Kaman Corp. Class A                                    $     130,998
                                         4,200   Lancaster Colony Corp.                                       175,938
                                         2,600   Raven Industries, Inc.                                        92,846
                                         1,200   Sequa Corp. Class A (a)                                      134,400
                                         7,800   Walter Industries, Inc.                                      225,888
                                                                                                        -------------
                                                                                                            1,013,899
---------------------------------------------------------------------------------------------------------------------
Office Furniture &                       7,864   ACCO Brands Corp. (a)                                        181,265
Business Equipment - 0.3%               11,000   Herman Miller, Inc.                                          347,600
                                         4,300   Kimball International, Inc. Class B                           60,243
                                         7,100   Knoll, Inc.                                                  159,040
                                                                                                        -------------
                                                                                                              748,148
---------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.2%                 4,500   Atwood Oceanics, Inc. (a)                                    308,790
                                         2,300   Bois d'Arc Energy, Inc. (a)                                   39,169
                                         4,000   Hercules Offshore, Inc. (a)                                  129,520
                                                                                                        -------------
                                                                                                              477,479
---------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.1%                100   APCO Argentina, Inc.                                           8,479
                                         3,500   ATP Oil & Gas Corp. (a)                                      170,240
                                         2,600   Arena Resources, Inc. (a)                                    151,086
                                         4,200   Atlas America, Inc.                                          225,666
                                        10,100   BPZ Energy, Inc. (a)                                          56,358
                                         6,200   Berry Petroleum Co. Class A                                  233,616
                                         5,000   Bill Barrett Corp. (a)                                       184,150
                                         7,400   Brigham Exploration Co. (a)                                   43,438
                                         5,200   Bronco Drilling Co., Inc. (a)                                 85,332
                                         3,600   Callon Petroleum Co. (a)                                      51,012
                                         4,200   Carrizo Oil & Gas, Inc. (a)                                  174,174
                                           900   Clayton Williams Energy, Inc. (a)                             23,823
                                         7,200   Comstock Resources, Inc. (a)                                 215,784
                                         2,100   Contango Oil & Gas Co. (a)                                    76,209
                                         1,200   Delek US Holdings, Inc.                                       31,980
                                         9,100   EXCO Resources, Inc. (a)                                     158,704
                                         5,900   Edge Petroleum Corp. (a)                                      82,659
                                         8,600   Encore Acquisition Co. (a)                                   239,080
                                         1,400   Energy Infrastructure Acquisition Corp. (a)                   13,664
                                         5,785   Energy Partners Ltd. (a)                                      96,552
                                         7,300   FX Energy, Inc. (a)                                           66,795
                                         8,100   GeoGlobal Resources, Inc. (a)                                 41,229
                                         1,700   Geokinectics, Inc. (a)                                        52,751
                                         2,500   Goodrich Petroleum Corp. (a)                                  86,575
                                        30,100   Grey Wolf, Inc. (a)                                          248,024
                                         2,400   Gulfport Energy Corp. (a)                                     47,952
                                         6,500   Harvest Natural Resources, Inc. (a)                           77,415
                                        13,200   Mariner Energy, Inc. (a)                                     320,100
                                         5,000   McMoRan Exploration Co. (a)                                   70,000
                                        15,200   Meridian Resource Corp. (a)                                   45,904
                                         1,539   NTR Acquisition Co. (a)                                       14,574
                                        11,600   Oilsands Quest, Inc. (a)                                      28,652
                                         6,100   Parallel Petroleum Corp. (a)                                 133,590
                                        26,250   PetroHawk Energy Corp. (a)                                   416,325
                                         2,900   Petroleum Development Corp. (a)                              137,692
                                         7,200   Petroquest Energy, Inc. (a)                                  104,688
                                         8,100   Pioneer Drilling Co. (a)                                     120,771
                                         2,100   Resource America, Inc. Class A                                43,281
                                         8,300   Rosetta Resources, Inc. (a)                                  178,782

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         4,600   Stone Energy Corp. (a)                                 $     157,596
                                         4,900   Swift Energy Co. (a)                                         209,524
                                         5,200   TXCO Resources, Inc. (a)                                      53,456
                                         3,500   Toreador Resources Corp. (a)                                  52,500
                                           900   Venoco, Inc. (a)                                              16,803
                                         4,190   VeraSun Energy Corp. (a)                                      60,671
                                         9,400   Warren Resources, Inc. (a)                                   109,792
                                         6,000   Whiting Petroleum Corp. (a)                                  243,120
                                                                                                        -------------
                                                                                                            5,460,568
---------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.1%         10,700   Delta Petroleum Corp. (a)                                    214,749
                                         1,800   GMX Resources Inc. (a)                                        62,280
                                                                                                        -------------
                                                                                                              277,029
---------------------------------------------------------------------------------------------------------------------
Oil: Integrated International           10,100   Vaalco Energy, Inc. (a)                                       48,783
- 0.0%
---------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                 7,500   Ferro Corp.                                                  186,975
                                         9,900   H.B. Fuller Co.                                              295,911
                                           400   Kronos Worldwide, Inc.                                        10,100
                                                                                                        -------------
                                                                                                              492,986
---------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                             4,700   Albany International Corp. Class A                           190,068
                                         9,200   Bowater, Inc.                                                229,540
                                         5,900   Buckeye Technologies, Inc. (a)                                91,273
                                         3,500   Chesapeake Corp.                                              43,995
                                           300   Multi-Color Corp.                                             11,793
                                         4,800   Mercer International, Inc.-Sbi (a)                            48,960
                                         2,600   Neenah Paper, Inc.                                           107,276
                                         7,300   P.H. Glatfelter Co.                                           99,207
                                         5,600   Rock-Tenn Co. Class A                                        177,632
                                         7,700   Wausau Paper Corp.                                           103,180
                                                                                                        -------------
                                                                                                            1,102,924
---------------------------------------------------------------------------------------------------------------------
Photography - 0.0%                         600   CPI Corp.                                                     41,700
---------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                          2,300   The Lamson & Sessions Co. (a)                                 61,111
                                         5,200   Spartech Corp.                                               138,060
                                                                                                        -------------
                                                                                                              199,171
---------------------------------------------------------------------------------------------------------------------
Pollution Control &                      2,600   American Ecology Corp.                                        55,692
Environmental Services - 0.2%           13,200   Darling International, Inc. (a)                              120,648
                                         2,200   Fuel Tech, Inc. (a)                                           75,350
                                         6,400   Headwaters, Inc. (a)                                         110,528
                                         1,300   Team, Inc. (a)                                                58,461
                                                                                                        -------------
                                                                                                              420,679
---------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment             5,200   Regal-Beloit Corp.                                           242,008
- 0.1%
---------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.3%       5,600   Bowne & Co., Inc.                                            109,256
                                         9,300   Cenveo, Inc. (a)                                             215,667
                                         2,400   Schawk, Inc.                                                  48,048
                                         7,500   VistaPrint Ltd. (a)                                          286,875
                                                                                                        -------------
                                                                                                              659,846
---------------------------------------------------------------------------------------------------------------------
Production Technology                    5,600   ATMI, Inc. (a)                                               168,000
Equipment - 1.1%                        16,500   Axcelis Technologies, Inc. (a)                               107,085
                                        12,383   Brooks Automation, Inc. (a)                                  224,751
                                         7,600   Cognex Corp.                                                 171,076
                                        16,500   Credence Systems Corp. (a)                                    59,400
                                         5,900   Cymer, Inc. (a)                                              237,180
                                         3,400   Dionex Corp. (a)                                             241,366
                                         5,100   Electro Scientific Industries, Inc. (a)                      106,080
                                        21,995   Entegris, Inc. (a)                                           261,301

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         4,200   Esterline Technologies Corp. (a)                       $     202,902
                                         5,200   FEI Co. (a)                                                  168,792
                                         3,700   Intevac, Inc. (a)                                             78,662
                                         9,900   Kulicke & Soffa Industries, Inc. (a)                         103,653
                                        10,700   LTX Corp. (a)                                                 59,492
                                         3,200   MTS Systems Corp.                                            142,944
                                         9,200   Mattson Technology, Inc. (a)                                  89,240
                                         6,800   Photronics, Inc. (a)                                         101,184
                                         2,700   Rofin-Sinar Technologies, Inc. (a)                           186,300
                                         4,313   Rudolph Technologies, Inc. (a)                                71,639
                                         4,200   Ultra Clean Holdings, Inc. (a)                                58,716
                                         4,200   Ultratech, Inc. (a)                                           55,986
                                                                                                        -------------
                                                                                                            2,895,749
---------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.3%         1,700   Consolidated Graphics, Inc. (a)                              117,776
                                         1,700   Courier Corp.                                                 68,000
                                         2,480   GateHouse Media, Inc.                                         46,004
                                         4,400   Martha Stewart Living Omnimedia, Inc. Class A                 75,680
                                         3,700   Playboy Enterprises, Inc. Class B (a)                         41,921
                                        37,500   Primedia, Inc. (a)                                           106,875
                                         5,600   Scholastic Corp. (a)                                         201,264
                                                                                                        -------------
                                                                                                              657,520
---------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.3%           13,800   Belo Corp. Class A                                           284,142
                                         7,700   Journal Communications, Inc. Class A                         100,177
                                         7,500   Lee Enterprises, Inc.                                        156,450
                                         3,600   Media General, Inc. Class A                                  119,772
                                        13,000   Sun-Times Media Group, Inc.                                   68,250
                                                                                                        -------------
                                                                                                              728,791
---------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.5%           7,400   CKX, Inc. (a)                                                102,268
                                        41,050   Citadel Broadcasting Corp.                                   264,773
                                         5,400   Cox Radio, Inc. Class A (a)                                   76,896
                                         5,200   Cumulus Media, Inc. Class A (a)                               48,620
                                         6,800   Emmis Communications Corp. Class A                            62,628
                                         5,300   Entercom Communications Corp.                                131,917
                                         1,000   Fisher Communications, Inc. (a)                               50,790
                                         6,800   Gray Television, Inc.                                         63,036
                                         4,400   Lin TV Corp. Class A (a)                                      82,764
                                           600   Nexstar Broadcasting Group, Inc. Class A (a)                   7,884
                                        12,500   Radio One, Inc. Class D (a)                                   88,250
                                         1,500   Salem Communications Corp. Class A                            16,635
                                         8,000   Sinclair Broadcast Group, Inc. Class A                       113,760
                                         7,400   Spanish Broadcasting System, Inc. Class A (a)                 31,820
                                        11,600   Westwood One, Inc.                                            83,404
                                         3,700   World Wrestling Entertainment, Inc.                           59,163
                                                                                                        -------------
                                                                                                            1,284,608
---------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                1,300   American Railcar Industries, Inc.                             50,700
                                         2,000   Freightcar America, Inc.                                      95,680
                                         2,600   Greenbrier Cos., Inc.                                         78,572
                                         7,900   Westinghouse Air Brake Technologies Corp.                    288,587
                                                                                                        -------------
                                                                                                              513,539
---------------------------------------------------------------------------------------------------------------------
Railroads - 0.3%                         6,000   Florida East Coast Industries, Inc.                          497,880
                                         5,750   Genesee & Wyoming, Inc. Class A (a)                          171,580
                                                                                                        -------------
                                                                                                              669,460
---------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%                         300   AMREP Corp.                                                   14,265
                                         1,000   Avatar Holdings, Inc. (a)                                     76,940

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         3,500   Bluegreen Corp. (a)                                    $      40,915
                                         1,000   Consolidated-Tomoka Land Co.                                  69,290
                                         4,000   Grubb & Ellis Co. (a)                                         46,400
                                         3,807   HFF, Inc. Class A (a)                                         59,047
                                           800   Quadra Realty Trust, Inc. (a)                                 10,008
                                         2,100   Resource Capital Corp.                                        29,358
                                         1,800   Tejon Ranch Co. (a)                                           79,560
                                         2,500   Thomas Properties Group, Inc.                                 39,950
                                                                                                        -------------
                                                                                                              465,733
---------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts            5,600   Acadia Realty Trust                                          145,320
(REITs) - 6.1%                           7,452   Affordable Residential Communities Inc. (a)                   88,083
                                         2,000   Agree Realty Corp.                                            62,500
                                        11,100   Alesco Financial, Inc.                                        90,243
                                           300   Alexander's, Inc. (a)                                        121,275
                                         4,800   Alexandria Real Estate Equities, Inc.                        464,736
                                         3,800   American Campus Communities, Inc.                            107,502
                                        22,700   American Financial Realty Trust (c)                          234,264
                                         7,900   American Home Mortgage Investment Corp.                      145,202
                                         9,500   Anthracite Capital, Inc.                                     111,150
                                         7,900   Anworth Mortgage Asset Corp.                                  71,495
                                         2,800   Arbor Realty Trust, Inc.                                      72,268
                                        17,250   Ashford Hospitality Trust, Inc.                              202,860
                                         4,100   Associated Estates Realty Corp.                               63,919
                                           300   BRT Realty Trust                                               7,803
                                        11,600   BioMed Realty Trust, Inc.                                    291,392
                                         2,900   CBRE Realty Finance, Inc.                                     34,481
                                         6,200   Capital Lease Funding, Inc.                                   66,650
                                         1,700   Capital Trust, Inc.                                           58,038
                                         7,200   Cedar Shopping Centers, Inc.                                 103,320
                                         6,200   Corporate Office Properties Trust                            254,262
                                         6,600   Cousins Properties, Inc.                                     191,466
                                        13,400   Crescent Real Estate EQT Co. (c)                             300,696
                                         3,143   Crystal River Capital, Inc.                                   76,312
                                        27,450   DCT Industrial Trust, Inc.                                   295,362
                                         8,400   Deerfield Triarc Capital Corp.                               122,892
                                        14,040   DiamondRock Hospitality Co.                                  267,883
                                         8,040   Digital Realty Trust, Inc.                                   302,947
                                         3,900   Eastgroup Properties, Inc.                                   170,898
                                         4,600   Education Realty Trust, Inc.                                  64,538
                                         4,600   Entertainment Properties Trust                               247,388
                                         9,600   Equity Inns, Inc.                                            215,040
                                         3,400   Equity Lifestyle Properties, Inc.                            177,446
                                         5,900   Equity One, Inc.                                             150,745
                                        10,100   Extra Space Storage, Inc.                                    166,650
                                        10,200   FelCor Lodging Trust, Inc.                                   265,506
                                         7,800   First Industrial Realty Trust, Inc.                          302,328
                                         3,900   First Potomac Realty Trust                                    90,831
                                         8,700   Franklin Street Properties Corp.                             143,898
                                        25,800   Friedman Billings Ramsey Group, Inc. Class A                 140,868
                                         7,000   GMH Communities Trust                                         67,830
                                         2,800   Getty Realty Corp.                                            73,584
                                         6,400   Glimcher Realty Trust                                        160,000
                                         2,800   Gramercy Capital Corp.                                        77,112
                                         8,400   Healthcare Realty Trust, Inc.                                233,352

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         5,900   Hersha Hospitality Trust                               $      69,738
                                        10,500   Highland Hospitality Corp.                                   201,600
                                         9,300   Highwoods Properties, Inc.                                   348,750
                                         5,400   Home Properties, Inc.                                        280,422
                                        13,400   IMPAC Mortgage Holdings, Inc.                                 61,774
                                         9,500   Inland Real Estate Corp.                                     161,310
                                         7,600   Innkeepers USA Trust                                         134,748
                                         8,200   Investors Real Estate Trust                                   84,706
                                         4,200   JER Investors Trust, Inc.                                     63,000
                                         4,200   Kite Realty Group Trust                                       79,884
                                         3,900   LTC Properties, Inc.                                          88,725
                                         7,000   LaSalle Hotel Properties                                     303,940
                                        10,730   Lexington Corporate Properties Trust                         223,184
                                         7,600   Luminent Mortgage Capital, Inc.                               76,684
                                        13,800   MFA Mortgage Investments, Inc.                               100,464
                                         6,100   Maguire Properties, Inc.                                     209,413
                                         8,100   Medical Properties Trust, Inc.                               107,163
                                         7,420   Meruelo Maddux Properties, Inc. (a)                           60,547
                                         4,100   Mid-America Apartment Communities, Inc.                      215,168
                                         1,400   Mission West Properties, Inc.                                 19,516
                                         3,800   National Health Investors, Inc.                              120,536
                                        10,700   National Retail Properties, Inc.                             233,902
                                        13,700   Nationwide Health Properties, Inc.                           372,640
                                         7,600   Newcastle Investment Corp.                                   190,532
                                         8,900   NorthStar Realty Finance Corp.                               111,339
                                         6,200   NovaStar Financial, Inc.                                      43,276
                                        10,900   Omega Healthcare Investors, Inc.                             172,547
                                         2,600   PS Business Parks, Inc.                                      164,762
                                         2,500   Parkway Properties, Inc.                                     120,075
                                         5,300   Pennsylvania Real Estate Investment Trust                    234,949
                                         7,100   Post Properties, Inc.                                        370,123
                                         6,339   Potlatch Corp.                                               272,894
                                        10,840   RAIT Investment Trust                                        282,057
                                         3,000   Ramco-Gershenson Properties Trust                            107,790
                                        16,600   Realty Income Corp.                                          418,154
                                         3,400   Redwood Trust, Inc.                                          164,492
                                         4,200   Republic Property Trust                                       51,450
                                         1,700   Saul Centers, Inc.                                            77,095
                                        12,500   Senior Housing Properties Trust                              254,375
                                         3,200   Sovran Self Storage, Inc.                                    154,112
                                        17,000   Spirit Finance Corp.                                         247,520
                                        12,100   Strategic Hotel Capital, Inc.                                272,129
                                         3,200   Sun Communities, Inc.                                         95,264
                                        10,200   Sunstone Hotel Investors, Inc.                               289,578
                                         5,400   Tanger Factory Outlet Centers, Inc.                          202,230
                                         2,300   Tarragon Corp. (a)                                            19,458
                                         7,500   U-Store-It Trust                                             122,925
                                         1,900   Universal Health Realty Income Trust                          63,270
                                         3,400   Urstadt Biddle Properties, Inc. Class A                       57,834
                                         7,400   Washington Real Estate Investment Trust                      251,600
                                         4,300   Winston Hotels, Inc.                                          64,500
                                         4,500   Winthrop Realty Trust, Inc.                                   31,095
                                                                                                        -------------
                                                                                                           15,627,574
---------------------------------------------------------------------------------------------------------------------
Recreational Vehicles &                  2,300   Arctic Cat, Inc.                                              45,540
Boats - 0.3%

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                        10,900   Fleetwood Enterprises, Inc. (a)                        $      98,645
                                         1,600   Marine Products Corp.                                         13,168
                                         4,900   Monaco Coach Corp.                                            70,315
                                         5,800   Polaris Industries, Inc.                                     314,128
                                         5,100   Winnebago Industries, Inc.                                   150,552
                                                                                                        -------------
                                                                                                              692,348
---------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:               2,800   Electro Rent Corp.                                            40,712
Commercial - 0.1%                        2,200   H&E Equipment Services, Inc. (a)                              61,028
                                         1,600   Interpool, Inc.                                               43,040
                                         3,900   McGrath RentCorp                                             131,391
                                         4,900   Williams Scotsman International, Inc. (a)                    116,669
                                                                                                        -------------
                                                                                                              392,840
---------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:               7,500   Aaron Rents, Inc.                                            219,000
Consumer - 0.3%                          1,700   Amerco, Inc. (a)                                             128,350
                                         3,900   Dollar Thrifty Automotive Group, Inc. (a)                    159,276
                                         2,200   RSC Holdings, Inc. (a)                                        44,000
                                        11,500   Rent-A-Center, Inc. (a)                                      301,645
                                                                                                        -------------
                                                                                                              852,271
---------------------------------------------------------------------------------------------------------------------
Restaurants - 1.7%                       4,500   AFC Enterprises, Inc. (a)                                     77,805
                                        12,150   Applebee's International, Inc.                               292,815
                                         2,400   BJ's Restaurants, Inc. (a)                                    47,376
                                         1,000   Benihana, Inc. Class A (a)                                    20,000
                                         6,300   Bob Evans Farms, Inc.                                        232,155
                                         2,600   Buffalo Wild Wings, Inc. (a)                                 108,134
                                         4,058   CBRL Group, Inc.                                             172,384
                                         4,700   CEC Entertainment, Inc. (a)                                  165,440
                                        10,300   CKE Restaurants, Inc.                                        206,721
                                         5,250   California Pizza Kitchen, Inc. (a)                           112,770
                                         3,000   Carrols Restaurant Group, Inc. (a)                            45,750
                                         5,000   Chipotle Mexican Grill, Inc. Class B (a)                     393,150
                                        18,800   Denny's Corp. (a)                                             82,908
                                         6,700   Domino's Pizza, Inc.                                         122,409
                                         2,800   IHOP Corp.                                                   152,404
                                         5,100   Jack in the Box, Inc. (a)                                    361,794
                                         6,400   Jamba, Inc. (a)                                               58,496
                                        10,500   Krispy Kreme Doughnuts, Inc. (a)                              97,230
                                         2,900   Landry's Restaurants, Inc.                                    87,754
                                         1,800   McCormick & Schmick's Seafood Restaurants, Inc. (a)           46,692
                                           700   Morton's Restaurant Group, Inc. (a)                           12,677
                                         4,100   O'Charleys, Inc.                                              82,656
                                         4,200   P.F. Chang's China Bistro, Inc. (a)                          147,840
                                         4,300   Papa John's International, Inc. (a)                          123,668
                                         5,900   Rare Hospitality International, Inc. (a)                     157,943
                                         2,900   Red Robin Gourmet Burgers, Inc. (a)                          117,073
                                         8,800   Ruby Tuesday, Inc.                                           231,704
                                         3,000   Ruth's Chris Steak House, Inc. (a)                            50,970
                                        10,870   Sonic Corp. (a)                                              240,444
                                         4,600   The Steak n Shake Co. (a)                                     76,774
                                         8,600   Texas Roadhouse, Inc. Class A (a)                            109,994
                                        10,200   Triarc Cos.                                                  160,140
                                                                                                        -------------
                                                                                                            4,396,070
---------------------------------------------------------------------------------------------------------------------
Retail - 3.7%                              400   1-800 Contacts, Inc. (a)                                       9,384
                                         5,500   1-800-FLOWERS.COM, Inc. Class A (a)                           51,865
                                         7,600   99 Cents Only Stores (a)                                      99,636

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         3,200   AC Moore Arts & Crafts, Inc. (a)                       $      62,752
                                         8,400   Aeropostale, Inc. (a)                                        350,112
                                         3,200   Asbury Automotive Group, Inc.                                 79,840
                                         4,100   bebe Stores, Inc.                                             65,641
                                         4,000   Big 5 Sporting Goods Corp.                                   102,000
                                        33,300   Blockbuster, Inc. Class A (a)                                143,523
                                         2,500   Blue Nile, Inc. (a)                                          151,000
                                         1,300   The Bon-Ton Stores, Inc.                                      52,078
                                         3,400   Books-A-Million, Inc.                                         57,596
                                         9,500   Borders Group, Inc.                                          181,070
                                         7,125   Brown Shoe Co., Inc.                                         173,280
                                         2,300   The Buckle, Inc.                                              90,620
                                         2,500   Build-A-Bear Workshop, Inc. (a)                               65,350
                                         7,200   CSK Auto Corp. (a)                                           132,480
                                         5,600   Cabela's, Inc. Class A (a)                                   123,928
                                         3,200   Cache, Inc. (a)                                               42,464
                                         6,700   Casual Male Retail Group, Inc. (a)                            67,670
                                         5,300   The Cato Corp. Class A                                       116,282
                                        11,369   Central Garden and Pet Co. Class A (a)                       133,358
                                         4,100   Charlotte Russe Holding, Inc. (a)                            110,167
                                        20,100   Charming Shoppes, Inc. (a)                                   217,683
                                         3,700   The Children's Place Retail Stores, Inc. (a)                 191,068
                                         5,900   Christopher & Banks Corp.                                    101,185
                                         1,400   Conn's, Inc. (a)                                              39,984
                                           100   DEB Shops, Inc.                                                2,765
                                         7,700   Dress Barn, Inc. (a)                                         158,004
                                         3,800   Eddie Bauer Holdings, Inc. (a)                                48,830
                                         6,300   Ezcorp, Inc. (a)                                              83,412
                                         2,300   FTD Group, Inc.                                               42,343
                                         7,000   Fred's, Inc.                                                  93,660
                                         4,000   GSI Commerce, Inc. (a)                                        90,840
                                         2,800   Gaiam, Inc. (a)                                               51,044
                                           500   Gander Mountain Co. (a)                                        5,675
                                         4,000   Genesco, Inc. (a)                                            209,240
                                         4,000   Group 1 Automotive, Inc.                                     161,360
                                         4,800   Guitar Center, Inc. (a)                                      287,088
                                         5,300   Gymboree Corp. (a)                                           208,873
                                         7,800   HOT Topic, Inc. (a)                                           84,786
                                         5,950   Hibbett Sports, Inc. (a)                                     162,911
                                         8,500   Insight Enterprises, Inc. (a)                                191,845
                                         4,200   Jo-Ann Stores, Inc. (a)                                      119,406
                                         3,125   Jos. A. Bank Clothiers, Inc. (a)                             129,594
                                           979   Lawson Products, Inc.                                         37,887
                                         2,600   Lithia Motors, Inc. Class A                                   65,884
                                         2,700   MarineMax, Inc. (a)                                           54,054
                                         8,400   Men's Wearhouse, Inc.                                        428,988
                                         3,500   New York & Co. (a)                                            38,360
                                         2,800   Overstock.com, Inc. (a)                                       51,156
                                           200   PC Connection, Inc. (a)                                        2,648
                                        11,400   Pacific Sunwear of California, Inc. (a)                      250,800
                                         3,700   The Pantry, Inc. (a)                                         170,570
                                        10,600   Payless Shoesource, Inc. (a)                                 334,430
                                         7,700   The Pep Boys - Manny, Moe & Jack                             155,232
                                         4,700   PetMed Express, Inc. (a)                                      60,348

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                        14,400   Pier 1 Imports, Inc.                                   $     122,256
                                         1,400   PriceSmart, Inc.                                              34,622
                                         5,900   Priceline.com, Inc. (a)                                      405,566
                                         3,500   Retail Ventures, Inc. (a)                                     56,455
                                         3,600   Rush Enterprises, Inc. Class A (a)                            78,192
                                         2,700   Russ Berrie & Co., Inc. (a)                                   50,301
                                        13,100   Sally Beauty Co., Inc. (a)                                   117,900
                                         3,700   School Specialty, Inc. (a)                                   131,128
                                         1,600   Shutterfly, Inc. (a)                                          34,480
                                         5,000   Sonic Automotive, Inc.                                       144,850
                                         7,050   Stage Stores, Inc.                                           147,768
                                         3,300   Stamps.com, Inc. (a)                                          45,474
                                         4,400   Stein Mart, Inc.                                              53,944
                                           200   Syms Corp. (a)                                                 3,946
                                           900   Systemax, Inc.                                                18,729
                                         3,800   Talbots, Inc.                                                 95,114
                                         4,900   Tuesday Morning Corp.                                         60,564
                                         5,000   Tween Brands, Inc. (a)                                       223,000
                                         7,000   United Natural Foods, Inc. (a)                               186,060
                                         5,100   ValueVision Media, Inc. Class A (a)                           57,732
                                         2,200   Volcom, Inc. (a)                                             110,286
                                        12,600   The Wet Seal, Inc. Class A (a)                                75,726
                                         8,000   Zale Corp. (a)                                               190,480
                                         3,300   Zumiez, Inc. (a)                                             124,674
                                                                                                        -------------
                                                                                                            9,363,296
---------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.5%                    3,400   Anchor Bancorp Wisconsin, Inc.                                89,046
                                        10,000   Bank Mutual Corp.                                            115,300
                                         8,100   BankAtlantic Bancorp, Inc. Class A                            69,741
                                         5,200   BankUnited Financial Corp. Class A                           104,364
                                         1,400   Berkshire Hills Bancorp, Inc.                                 44,114
                                        10,800   Brookline Bancorp, Inc.                                      124,308
                                         4,400   Dime Community Bancshares, Inc.                               58,036
                                         3,400   Downey Financial Corp.                                       224,332
                                         2,400   First Financial Holdings, Inc.                                78,504
                                         2,225   First Indiana Corp.                                           49,217
                                        18,300   First Niagara Financial Group, Inc.                          239,730
                                         2,300   First Place Financial Corp.                                   48,576
                                         4,600   First Republic Bank                                          246,836
                                         2,700   FirstFed Financial Corp. (a)                                 153,171
                                         7,100   Flagstar Bancorp, Inc.                                        85,555
                                         3,400   Flushing Financial Corp.                                      54,604
                                         1,700   Great Southern Bancorp, Inc.                                  45,985
                                         1,950   Horizon Financial Corp.                                       42,491
                                         1,900   IBERIABANK Corp.                                              93,955
                                         1,300   ITLA Capital Corp.                                            67,756
                                         4,500   KNBT Bancorp, Inc.                                            66,150
                                         3,500   Kearny Financial Corp.                                        47,180
                                         5,800   MAF Bancorp, Inc.                                            314,708
                                           100   NASB Financial, Inc.                                           3,365
                                        18,500   NewAlliance Bancshares, Inc.                                 272,320
                                         3,000   Northwest Bancorp, Inc.                                       78,420
                                         5,800   Ocwen Financial Corp. (a)                                     77,314
                                         4,300   PFF Bancorp, Inc.                                            120,099
                                         7,100   Partners Trust Financial Group, Inc.                          74,550

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                        10,700   Provident Financial Services, Inc.                     $     168,632
                                         6,900   Provident New York Bancorp                                    93,219
                                         1,400   Rockville Financial, Inc.                                     21,140
                                           200   Roma Financial Corp.                                           3,314
                                         8,260   Sterling Financial Corp.                                     239,044
                                         3,200   TierOne Corp.                                                 96,320
                                         4,400   United Community Financial Corp.                              43,912
                                           600   ViewPoint Financial Group                                     10,326
                                        18,600   W Holding Co., Inc.                                           49,104
                                         1,700   Westfield Financial, Inc.                                     16,949
                                                                                                        -------------
                                                                                                            3,831,687
---------------------------------------------------------------------------------------------------------------------
Scientific Equipment &                   7,000   Newport Corp. (a)                                            108,360
Suppliers - 0.2%                         5,400   Varian, Inc. (a)                                             296,082
                                                                                                        -------------
                                                                                                              404,442
---------------------------------------------------------------------------------------------------------------------
Securities Brokerage &                   8,600   Centerline Holding Co.                                       154,800
Services - 0.5%                          2,300   GFI Group, Inc. (a)                                          166,704
                                         4,100   KBW, Inc. (a)                                                120,458
                                        16,900   Knight Capital Group, Inc. Class A (a)                       280,540
                                         8,700   LaBranche & Co., Inc. (a)                                     64,206
                                         9,600   Ladenburg Thalmann Financial Services, Inc. (a)               22,080
                                         5,100   MarketAxess Holdings, Inc. (a)                                91,749
                                         6,300   optionsXpress Holdings, Inc.                                 161,658
                                         1,700   Penson Worldwide, Inc. (a)                                    41,701
                                         4,200   SWS Group, Inc.                                               90,804
                                         2,521   Thomas Weisel Partners Group, Inc. (a)                        41,975
                                                                                                        -------------
                                                                                                            1,236,675
---------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.5%              7,700   ABM Industries, Inc.                                         198,737
                                         5,600   AMN Healthcare Services, Inc. (a)                            123,200
                                         3,800   Administaff, Inc.                                            127,262
                                         3,300   The Advisory Board Co. (a)                                   183,348
                                         3,300   Ambassadors Group, Inc.                                      117,249
                                         2,000   Ambassadors International, Inc.                               66,520
                                           600   Barrett Business Services                                     15,498
                                         7,700   CBIZ, Inc. (a)                                                56,595
                                         2,200   CDI Corp.                                                     70,840
                                         2,000   CRA International, Inc. (a)                                   96,400
                                         3,700   Casella Waste Systems, Inc. (a)                               39,886
                                         4,100   Chemed Corp.                                                 271,789
                                         3,100   CoStar Group, Inc. (a)                                       163,928
                                         4,700   Coinmach Service Corp. Class A                                62,181
                                         4,800   Coinstar, Inc. (a)                                           151,104
                                         1,700   Cornell Cos., Inc. (a)                                        41,752
                                         5,600   Cross Country Healthcare, Inc. (a)                            93,408
                                         4,600   Diamond Management & Technology Consultants, Inc.             60,720
                                         4,100   DynCorp. International, Inc. (a)                              90,159
                                         3,200   Exponent, Inc. (a)                                            71,584
                                         7,000   FTI Consulting, Inc. (a)                                     266,210
                                         1,300   First Advantage Corp. Class A (a)                             29,913
                                         2,400   Forrester Research, Inc. (a)                                  67,512
                                         3,600   G&K Services, Inc. Class A                                   142,236
                                         8,200   The Geo Group, Inc. (a)                                      238,620
                                         4,600   Gevity HR, Inc.                                               88,918
                                         1,800   Global Sources Ltd. (a)                                       40,859
                                         8,800   Harris Interactive, Inc. (a)                                  47,080

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         3,200   Heidrick & Struggles International, Inc. (a)           $     163,968
                                         9,100   Home Solutions of America, Inc. (a)                           54,418
                                         4,100   Hudson Highland Group, Inc. (a)                               87,699
                                         1,300   ICT Group, Inc. (a)                                           24,323
                                        17,500   IKON Office Solutions, Inc.                                  273,175
                                         5,300   Jackson Hewitt Tax Service, Inc.                             148,983
                                         3,800   Kelly Services, Inc. Class A                                 104,348
                                         4,600   Kenexa Corp. (a)                                             173,466
                                         5,100   Kforce, Inc. (a)                                              81,498
                                         5,300   The Knot, Inc. (a)                                           107,007
                                         7,100   Korn/Ferry International (a)                                 186,446
                                         8,200   Labor Ready, Inc. (a)                                        189,502
                                         1,700   Liquidity Services, Inc. (a)                                  31,926
                                         3,600   MAXIMUS, Inc.                                                156,168
                                        16,700   MPS Group, Inc. (a)                                          223,279
                                         2,700   Midas, Inc. (a)                                               61,209
                                         2,000   Monro Muffler, Inc.                                           74,900
                                         9,400   Navigant Consulting, Inc. (a)                                174,464
                                         7,500   Net 1 UEPS Technologies, Inc. (a)                            181,125
                                         5,300   On Assignment, Inc. (a)                                       56,816
                                         8,700   PHH Corp. (a)                                                271,527
                                         5,100   People Support, Inc. (a)                                      57,885
                                         3,900   Perficient, Inc. (a)                                          80,730
                                         1,800   Pre-Paid Legal Services, Inc. (a)                            115,758
                                         2,100   The Providence Service Corp. (a)                              56,112
                                         7,800   Regis Corp.                                                  298,350
                                         8,400   Resources Connection, Inc. (a)                               278,712
                                         5,200   Rollins, Inc.                                                118,404
                                         8,600   Source Interlink Cos., Inc. (a)                               42,828
                                        10,000   Spherion Corp. (a)                                            93,900
                                           500   Standard Parking Corp. (a)                                    17,565
                                         2,300   Steiner Leisure Ltd. (a)                                     112,976
                                         6,300   TeleTech Holdings, Inc. (a)                                  204,624
                                         9,900   Tetra Tech, Inc. (a)                                         213,345
                                           600   Travelzoo, Inc. (a)                                           15,954
                                         1,800   Unifirst Corp.                                                79,290
                                         1,200   Vertrue, Inc. (a)                                             58,536
                                         3,400   Viad Corp.                                                   143,378
                                         2,250   Volt Information Sciences, Inc. (a)                           41,490
                                        11,700   Waste Connections, Inc. (a)                                  353,808
                                           700   Waste Industries USA, Inc.                                    23,898
                                         3,133   Waste Services, Inc. (a)                                      38,066
                                         7,000   Watson Wyatt Worldwide, Inc.                                 353,360
                                         4,600   World Fuel Services Corp.                                    193,476
                                                                                                        -------------
                                                                                                            8,842,200
---------------------------------------------------------------------------------------------------------------------
Shipping - 0.6%                         10,200   American Commercial Lines, Inc. (a)                          265,710
                                         1,300   Arlington Tankers Ltd                                         37,283
                                         2,400   Double Hull Tankers, Inc.                                     37,416
                                         5,700   Eagle Bulk Shipping, Inc.                                    127,737
                                         2,300   Genco Shipping & Trading Ltd.                                 94,898
                                         3,800   General Maritime Corp.                                       101,764
                                         6,800   Golar LNG Ltd.                                               113,288
                                         4,200   Gulfmark Offshore, Inc. (a)                                  215,124
                                         4,700   Horizon  Lines, Inc. Class A                                 153,972

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         2,000   Knightsbridge Tankers Ltd.                             $      61,020
                                         3,800   Nordic American Tanker Shipping Ltd.                         155,192
                                         5,900   Ship Finance International Ltd.                              175,112
                                         3,100   Star Maritime Acquisition Corp. (a)                           38,006
                                         1,400   TBS International Ltd. (a)                                    39,760
                                                                                                        -------------
                                                                                                            1,616,282
---------------------------------------------------------------------------------------------------------------------
Shoes - 0.6%                             2,800   DSW, Inc. Class A (a)                                         97,496
                                         2,000   Deckers Outdoor Corp. (a)                                    201,800
                                         6,900   The Finish Line, Inc. Class A                                 62,859
                                         1,000   Heelys, Inc. (a)                                              25,860
                                         8,300   Iconix Brand Group, Inc. (a)                                 184,426
                                         4,200   K-Swiss, Inc. Class A                                        118,986
                                         1,600   Kenneth Cole Productions, Inc. Class A                        39,520
                                         1,500   Shoe Carnival, Inc. (a)                                       41,235
                                         3,200   Skechers U.S.A., Inc. Class A (a)                             93,440
                                         3,700   Steven Madden Ltd.                                           121,212
                                         6,400   Stride Rite Corp.                                            129,664
                                         7,700   Timberland Co. Class A (a)                                   193,963
                                           300   Weyco Group, Inc.                                              8,079
                                         9,600   Wolverine World Wide, Inc.                                   266,016
                                                                                                        -------------
                                                                                                            1,584,556
---------------------------------------------------------------------------------------------------------------------
Steel - 0.3%                               558   Claymont Steel, Inc. (a)                                      11,936
                                         4,100   Gibraltar Industries, Inc.                                    90,815
                                         1,400   Olympic Steel, Inc.                                           40,124
                                         4,000   Schnitzer Steel Industries, Inc. Class A                     191,760
                                         1,500   Universal Stainless & Alloy Products, Inc. (a)                52,845
                                         1,900   Wheeling-Pittsburgh Corp. (a)                                 36,157
                                        11,200   Worthington Industries, Inc.                                 242,480
                                                                                                        -------------
                                                                                                              666,117
---------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                             1,900   Imperial Sugar Co. New Shares                                 58,501
---------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment            25,300   Andrew Corp. (a)(c)                                          365,332
- 1.0%                                  17,700   Arris Group, Inc. (a)                                        311,343
                                         2,800   Audiovox Corp. Class A (a)                                    36,316
                                         7,300   Belden, Inc.                                                 404,055
                                         8,300   C-COR, Inc. (a)                                              116,698
                                         7,600   Interdigital Communications Corp. (a)                        244,492
                                         6,900   Mastec, Inc. (a)                                             109,158
                                         1,800   OpNext, Inc. (a)                                              23,832
                                         7,800   Plantronics, Inc.                                            204,516
                                        14,900   Polycom, Inc. (a)                                            500,640
                                        20,500   Powerwave Technologies, Inc. (a)                             137,350
                                         8,000   Symmetricom, Inc. (a)                                         67,200
                                                                                                        -------------
                                                                                                            2,520,932
---------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                  8,900   Interface, Inc. Class A                                      167,854
---------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers           8,600   Carter's, Inc. (a)                                           223,084
- 0.8%                                   1,400   Cherokee, Inc.                                                51,156
                                         2,300   Columbia Sportswear Co.                                      157,964
                                         1,500   G-III Apparel Group, Ltd. (a)                                 23,685
                                         5,970   J. Crew Group, Inc. (a)                                      322,917
                                         4,200   Kellwood Co.                                                 118,104
                                         3,000   Maidenform Brands, Inc. (a)                                   59,580
                                         2,500   Oxford Industries, Inc.                                      110,850
                                         1,950   Perry Ellis International, Inc. (a)                           62,732
                                        20,200   Quiksilver, Inc. (a)                                         285,426

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         3,100   True Religion Apparel, Inc. (a)                        $      63,023
                                         4,000   Under Armour, Inc. Class A (a)                               182,600
                                         7,500   The Warnaco Group, Inc. (a)                                  295,050
                                                                                                        -------------
                                                                                                            1,956,171
---------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                   10,000   Cooper Tire & Rubber Co.                                     276,200
                                         3,300   Titan International, Inc.                                    104,313
                                                                                                        -------------
                                                                                                              380,513
---------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                          15,700   Alliance One International, Inc. (a)                         157,785
                                         2,700   Schweitzer-Mauduit International, Inc.                        83,700
                                         4,400   Universal Corp.                                              268,048
                                         6,019   Vector Group Ltd.                                            135,608
                                                                                                        -------------
                                                                                                              645,141
---------------------------------------------------------------------------------------------------------------------
Toys - 0.2%                              4,800   Jakks Pacific, Inc. (a)                                      135,072
                                         5,600   Leapfrog Enterprises, Inc. (a)                                57,400
                                         8,300   Marvel Entertainment, Inc. (a)                               211,484
                                                                                                        -------------
                                                                                                              403,956
---------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous             4,000   Celadon Group, Inc. (a)                                       63,600
- 0.2%                                   1,400   Dynamex, Inc. (a)                                             35,742
                                         6,300   HUB Group, Inc. Class A (a)                                  221,508
                                         9,100   Odyssey Marine Exploration, Inc. (a)                          54,691
                                         6,000   Pacer International, Inc.                                    141,120
                                         2,500   Ultrapetrol Bahamas Ltd. (a)                                  59,250
                                                                                                        -------------
                                                                                                              575,911
---------------------------------------------------------------------------------------------------------------------
Truckers - 0.5%                          3,700   Arkansas Best Corp.                                          144,189
                                         5,100   Forward Air Corp.                                            173,859
                                        10,300   Heartland Express, Inc.                                      167,890
                                         9,350   Knight Transportation, Inc.                                  181,203
                                         2,500   Marten Transport Ltd. (a)                                     45,025
                                         4,850   Old Dominion Freight Line, Inc. (a)                          146,228
                                           100   Patriot Transportation Holding, Inc. (a)                       8,670
                                         2,600   Saia, Inc. (a)                                                70,876
                                         1,000   Universal Truckload Services, Inc. (a)                        19,870
                                         8,800   Werner Enterprises, Inc.                                     177,320
                                                                                                        -------------
                                                                                                            1,135,130
---------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV &                    8,800   Mediacom Communications Corp. Class A (a)                     85,272
Radio - 0.0%
---------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.4%             4,400   Allete, Inc.                                                 207,020
                                         8,600   Avista Corp.                                                 185,330
                                         6,100   Black Hills Corp.                                            242,475
                                         2,600   CH Energy Group, Inc.                                        116,922
                                         1,100   Central Vermont Public Service Corp.                          41,448
                                         9,700   Cleco Corp.                                                  237,650
                                         8,400   El Paso Electric Co. (a)                                     206,304
                                         5,300   The Empire District Electric Co.                             118,561
                                         7,200   IDACORP, Inc.                                                230,688
                                         6,300   ITC Holdings Corp.                                           255,969
                                         3,500   MGE Energy, Inc.                                             114,345
                                         5,800   NorthWestern Corp.                                           184,498
                                         4,800   Otter Tail Corp.                                             153,936
                                        12,500   PNM Resources, Inc.                                          347,375
                                         2,800   Pike Electric Corp. (a)                                       62,664
                                         4,700   Portland General Electric Co.                                128,968
                                         4,333   UIL Holdings Corp.                                           143,422
                                         6,200   Unisource Energy Corp.                                       203,918
                                        15,300   Westar Energy, Inc.                                          371,484
                                                                                                        -------------
                                                                                                            3,552,977
---------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors              2,800   Cascade Natural Gas Corp.                              $      73,948
- 0.8%                                   1,200   EnergySouth, Inc.                                             61,200
                                         3,500   The Laclede Group, Inc.                                      111,580
                                         4,600   New Jersey Resources Corp.                                   234,692
                                         7,300   Nicor, Inc.                                                  313,316
                                         4,800   Northwest Natural Gas Co.                                    221,712
                                        12,100   Piedmont Natural Gas Co.                                     298,265
                                         2,500   SEMCO Energy, Inc. (a)                                        19,425
                                         5,100   South Jersey Industries, Inc.                                180,438
                                         6,900   Southwest Gas Corp.                                          233,289
                                         8,000   WGL Holdings, Inc.                                           261,120
                                                                                                        -------------
                                                                                                            2,008,985
---------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%         61,000   Aquila, Inc. (a)                                             249,490
---------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications            7,400   Alaska Communications Systems Group, Inc.                    117,216
- 1.3%                                     800   Atlantic Tele-Network, Inc.                                   22,912
                                         3,300   CT Communications, Inc.                                      100,683
                                         3,900   Centennial Communications Corp. (a)                           37,011
                                        43,200   Cincinnati Bell, Inc. (a)                                    249,696
                                         3,200   Consolidated Communications Holdings, Inc.                    72,320
                                        25,400   Dobson Communications Corp. Class A (a)                      281,940
                                         1,600   Eschelon Telecom, Inc. (a)                                    47,360
                                         5,300   FairPoint Communications, Inc.                                94,075
                                        20,610   FiberTower Corp. (a)                                          89,241
                                         8,700   General Communication, Inc. Class A (a)                      111,447
                                         4,700   Global Crossing Ltd. (a)                                      88,735
                                         1,300   Globalstar, Inc. (a)                                          13,455
                                         2,600   Golden Telecom, Inc. (b)                                     143,026
                                        18,800   ICO Global Communications Holdings Ltd. (a)                   65,424
                                         8,100   IDT Corp. Class B                                             83,592
                                         2,800   iPCS, Inc.                                                    94,836
                                         3,700   Ibasis, Inc. (a)                                              37,185
                                         5,500   Iowa Telecommunications Services, Inc.                       125,015
                                         3,700   NTELOS Holdings Corp.                                        102,268
                                         3,500   North Pittsburgh Systems, Inc.                                74,375
                                         3,300   ORBCOMM, Inc. (a)                                             54,153
                                        11,470   PAETEC Holding Corp. (a)                                     129,496
                                        11,500   Premiere Global Services, Inc. (a)                           149,730
                                         5,000   RCN Corp.                                                     93,950
                                         1,600   Rural Cellular Corp. Class A (a)                              70,096
                                         1,200   Shenandoah Telecom Co.                                        60,996
                                         2,400   SureWest Communications                                       65,376
                                        24,430   Time Warner Telecom, Inc. Class A (a)                        491,043
                                         4,500   USA Mobility, Inc.                                           120,420
                                                                                                        -------------
                                                                                                            3,287,072
---------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                  3,000   American States Water Co.                                    106,710
                                         3,100   California Water Service Group                               116,219
                                         1,400   Consolidated Water Co., Inc.                                  41,033
                                         2,500   SJW Corp.                                                     83,250
                                         3,965   Southwest Water Co.                                           50,633
                                                                                                        -------------
                                                                                                              397,845
---------------------------------------------------------------------------------------------------------------------
Wholesale & International                5,800   Central European Distribution Corp. (a)                      200,796
Trade - 0.1%
---------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                       8,230   Brightpoint, Inc. (a)                                        113,492
                                         2,200   Houston Wire & Cable Co. (a)                                  62,502

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2007

---------------------------------------------------------------------------------------------------------------------
                                        Shares
Industry                                  Held   Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------
                                         7,400   LKQ Corp. (a)                                          $     182,484
                                         1,400   MWI Veterinary Supply, Inc. (a)                               55,846
                                         5,500   Prestige Brands Holdings, Inc. (a)                            71,390
                                         4,500   United Stationers, Inc. (a)                                  299,880
                                                                                                        -------------
                                                                                                              785,594
---------------------------------------------------------------------------------------------------------------------
                                                 Total Common Stocks                                      235,317,722
                                                 (Cost - $209,460,234) - 92.3%
---------------------------------------------------------------------------------------------------------------------
                                                 Mutual Funds
---------------------------------------------------------------------------------------------------------------------
Investment Management                    2,300   Gladstone Capital Corp.                                       49,358
Companies - 0.1%                         5,500   Hercules Technology Growth Capital, Inc.                      74,305
                                         1,000   Kayne Anderson Energy Development Co.                         25,180
                                         4,600   Patriot Capital Funding, Inc.                                 68,310
                                         3,800   Pennantpark Investment Corp.                                  53,352
                                         2,000   Prospect Capital Corp.                                        34,940
---------------------------------------------------------------------------------------------------------------------
                                                 Total Mutual Funds                                           305,445
                                                 (Cost - $314,432) - 0.1%
---------------------------------------------------------------------------------------------------------------------

                                   Face Amount   Short-Term Securities
---------------------------------------------------------------------------------------------------------------------
Time Deposits - 8.2%              $ 20,931,213   State Street Bank & Trust Co.,
                                                 4.25% due 7/02/2007                                       20,931,213
---------------------------------------------------------------------------------------------------------------------
                                                 Total Short-Term Investments
                                                 (Cost-$20,931,213)- 8.2%                                  20,931,213
---------------------------------------------------------------------------------------------------------------------
                                                 Total Investments
                                                 (Cost - $230,705,879) - 100.6%                           256,554,380
---------------------------------------------------------------------------------------------------------------------
                                     Number of
                                     Contracts   Options Written
---------------------------------------------------------------------------------------------------------------------
Call Options Written                     1,700   Russell 2000 Index, expiring July 2007 at USD 850         (1,360,000)
---------------------------------------------------------------------------------------------------------------------
                                                 Total Options Written                                     (1,360,000)
                                                 (Premiums Received - $2,754,760) - (0.5%)
---------------------------------------------------------------------------------------------------------------------
                                                 Total Investments, net of options written
                                                 (Cost - $227,951,119*)  - 100.1%                         255,194,380
                                                 Liabilities in Excess of Other Assets- (0.1%)               (110,563)
                                                                                                        -------------
                                                 Net Assets - 100.0%                                    $ 255,083,817
                                                                                                        =============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 254,061,508
                                                                  =============
      Gross unrealized appreciation                               $   7,024,027
      Gross unrealized depreciation                                  (5,891,155)
                                                                  -------------
      Net unrealized appreciation                                 $   1,132,872
                                                                  =============
(a)   Non-income producing security.
(b)   Depositary receipts.
(c) All or a portion of security held as collateral in connection with open financial futures contracts.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Financial futures contracts purchased as of June 30, 2007 were as follows:


      ----------------------------------------------------------------------------------------------
      Number of                                                                          Unrealized
      Contracts       Issue                 Expiration Date         Face Value          Depreciation
      ----------------------------------------------------------------------------------------------
          35        Russell 2000 Index      September 2007       $ 14,815,949           $ (79,199)
      ----------------------------------------------------------------------------------------------

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -    Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Premium & Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    --------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    Small Cap Premium & Dividend Income Fund Inc.

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    --------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    Small Cap Premium & Dividend Income Fund Inc.

Date: August 28, 2007


By: /s/ James E. Hillman
    --------------------------
    James E. Hillman,
    Chief Financial Officer of
    Small Cap Premium & Dividend Income Fund Inc.

Date: August 28, 2007